Investment Risks	Jan. 07, 2026
T-REX 2X Long Trump Daily Target ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of the Reference Asset’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. A volatility rate is a statistical measure of the magnitude of fluctuations in the underlying security’s returns over a defined period. Performance is the return on the underlying security for a stated period. The more volatile, the more likely the returns may differ over time. For periods longer than a trading day, volatility in the performance of the underlying security or its rebalancing from day to day is the primary cause of any disparity between the Fund’s actual returns and the returns of the underlying security for such period. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Reference Asset during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Reference Asset’s volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Reference Asset’s volatility; b) the Reference Asset’s performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart below illustrates the impact of two principal factors – the Reference Asset’s volatility and the Reference Asset’s performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of the Reference Asset’s volatility and the Reference Asset’s performance over a one-year period. Performance shown in the chart assumes that borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of the Reference Asset.

During periods of higher the Reference Asset’s volatility, the volatility of the Reference Asset may affect the Fund’s return as much as, or more than, the return of the Reference Asset. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Reference Asset during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if the Reference Asset provided no return over a one year period during which the Reference Asset experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Reference Asset’s return is flat. For instance, if a Reference Asset’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Reference Asset and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Reference Asset. The table below is not a representation of the Fund’s actual returns or future performance, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

$TRUMP is newly launched and began in calendar year 2025. As of the date of this prospectus, $TRUMP does not have a track record of historical performance or daily volatility. Accordingly, no annualized performance or volatility date is available or prior year.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X Long Trump Daily Target ETF | $TRUMP Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

$TRUMP Risk. The Fund’s investments in $TRUMP and swap agreements expose the Fund to the risks associated with an investment in $TRUMP because the price of these derivatives is substantially based on the price of $TRUMP. $TRUMP is a relatively new innovation and is subject to unique and substantial risks. The market for $TRUMP is subject to rapid price swings, changes and uncertainty.

T-REX 2X Long Trump Daily Target ETF | $TRUMP Limited Derivatives Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

$TRUMP Limited Derivatives Market Risks. There may be a limited market for derivatives based on the Reference Asset. Additionally, the Fund may not be able to identify sufficient counterparties to engage in swap transactions. This limited market for derivatives may negatively impact the ability of the Fund to achieve its objective.

T-REX 2X Long Trump Daily Target ETF | Meme Coin Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Meme Coin Investing Risk. Investing in meme coins involves substantial risks that may result in partial or total loss of capital. These coins are subject to extreme volatility driven largely by social media trends, speculative trading, and public sentiment, rather than underlying fundamentals or utility. Most meme coins lack intrinsic value and do not offer meaningful technological or economic use cases. Meme coins are not widely accepted as a medium of exchange for goods or services in commerce and are generally acquired for speculative, entertainment, or cultural purposes, making them more akin to digital collectibles than traditional currencies or payment instruments. As such, their prices are highly susceptible to rapid declines once speculative interest wanes.

Meme coins are also particularly vulnerable to market manipulation, including “pump and dump” schemes, and are often influenced by the trading activity of large holders who can artificially inflate or crash prices. Liquidity constraints may further impair an investor’s ability to exit positions without incurring losses. Additionally, the lack of transparency in governance and development, combined with the possibility of insider advantages and rug pulls—where developers abruptly abandon the project—raises the potential for fraud and significant investor harm. Cybersecurity threats such as phishing and hacking also pose risks to the safety of investors’ holdings.

Moreover, the regulatory landscape for digital assets, particularly meme coins, remains unsettled. Regulatory developments could adversely impact the viability, tradability, or legal status of meme coins. Given these risks, prospective investors should conduct thorough due diligence and carefully consider whether such investments align with their risk tolerance and investment objectives.

T-REX 2X Long Trump Daily Target ETF | Risks Related to the Regulation of $TRUMP [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Related to the Regulation of $TRUMP. Any final determination by a court that $TRUMP or any other digital asset is a “security” or “commodity” may adversely affect the value of $TRUMP and the value of any related investment products, and, if $TRUMP is not, or cannot, be registered as a security, result in potential restrictions or termination of such products.

Depending on its characteristics, a digital asset may be considered a “security” under the federal securities laws. The test for determining whether a particular digital asset is a “security” is complex and difficult to apply, and the outcome is uncertain. Public, though non-binding, statements by senior officials at the SEC have indicated that the SEC did not consider Bitcoin or Ether to be securities, and does not currently consider Bitcoin to be a security. The SEC staff has also provided informal assurances via no-action letters to a handful of promoters that their digital assets are not securities. The SEC staff’s guidance regarding whether a digital asset is or is not a security is not determinative or binding, and a court may come to a different conclusion.

Whether a digital asset is a security under the federal securities laws depends on whether it is included in the lists of instruments making up the definition of “security” in the Securities Act of 1933, the Securities Exchange Act of 1934, and the 1940 Act. Digital assets as such do not appear in any of these lists, although each list includes the terms “investment contract,” “note,” and “transferable shares,” and the SEC has typically analyzed whether a particular digital asset is a security by reference to whether it meets the tests developed by the federal courts interpreting these terms, known as the Howey and Reves tests, respectively. For many digital assets, whether or not the Howey or Reves tests are met is difficult to resolve definitively, and substantial legal arguments can often be made both in favor of and against a particular digital asset qualifying as a security under one or both tests. Adding to the complexity, the courts, the SEC, and the SEC staff have indicated that the security status of a particular instrument, such as a digital asset, can change over time as the relevant facts evolve.

As part of determining whether $TRUMP is a security for purposes of the federal securities laws, regulators and market participants may take into account a number of factors, including the various definitions of “security” under the federal securities laws and federal court decisions interpreting elements of these definitions, such as the U.S. Supreme Court’s decisions in the Howey and Reves cases, as well as reports, orders, press releases, public statements, and speeches by the SEC, its commissioners, and its staff providing guidance on when a digital asset may be a security for purposes of the federal securities laws. Given these considerations, and the uncertainties inherent in applying the Howey and Reves tests, there remains significant legal ambiguity regarding the classification of $TRUMP.

If an appropriate court determines that $TRUMP is a security, entities that hold or facilitate transactions in $TRUMP may be required to alter their operations to comply with federal securities laws. This could include restrictions on trading, limitations on accessibility, or potential dissolution of certain investment products or funds associated with $TRUMP.

T-REX 2X Long Trump Daily Target ETF | Risks Related to the Unlocking Schedule of $TRUMP [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Related to the Unlocking Schedule of $TRUMP. A substantial portion of the total supply of $TRUMP meme coin is subject to a three-year unlocking schedule and is held by entities affiliated with The Trump Organization. As meme coins are unlocked pursuant to this schedule, they may be sold or otherwise introduced into the circulating supply.

The release of additional meme coins into the circulating supply may affect the market price of $TRUMP. Increases in available supply, particularly if significant amounts of unlocked meme coins are sold over a relatively short period of time, could adversely impact the trading price of $TRUMP and increase price volatility. The timing, amount, and manner of any sales of unlocked meme coins are not subject to control by the Fund. There is no standard burning process for $TRUMP tokens, meaning that the supply of $TRUMP will not decrease through any built—in mechanism over-time, which may lead to inflationary pressures and the decline of value of $TRUMP over time as the supply increases through unlocking of additional $TRUMP coins.

T-REX 2X Long Trump Daily Target ETF | Digital Assets/Cryptocurrency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Digital Assets/Cryptocurrency Risk. The performance of the Reference Asset, and consequently the Fund’s performance, is subject to the risks of the digital assets/cryptocurrency industry. The trading prices of many digital assets, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Asset, could have a material adverse effect on the value of the Fund’s shares (“Shares”) and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Asset as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of the Reference Asset. Changes in the governance of a digital asset network may not receive sufficient support from users and validators, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Cryptocurrencies, such as the Reference Asset, are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

T-REX 2X Long Trump Daily Target ETF | Reference Asset ETF Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Reference Asset ETF Investing Risk. Issuer attributes related to ETFs in which the Fund may invest may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or asset or particular type of security or asset may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. When the Fund invests in ETFs it will incur costs associated with such funds, including management fees and fees and expenses borne by shareholders of such ETFs. The value of shares in an ETF may not replicate the performance of the Reference Asset, and the Fund’s investments in ETFs will not perform exactly the same as the Fund’s exposure through derivatives. In addition, ETFs generally do not provide leveraged returns, and the Fund’s use of ETFs may therefore reduce its ability to achieve its 200% daily investment objective.

The Adviser will allocate the Fund’s investments among ETFs, swap agreements, and call options based upon factors such as counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions. The Fund will always have at least 40% of its assets in securities. The following is a summary of risk factors related to the ETFs that invest in the Reference Assets as identified by the ETFs in their registration statements – this is not purported to be a complete list of risks (references to “shares” in this section are to shares of an ETF).

T-REX 2X Long Trump Daily Target ETF | Risk Factors Related to Digital Assets [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk Factors Related to Digital Assets

●	The Reference Asset and investments linked to the Reference Asset are relatively new investments, they present unique and substantial risks, and investing in the Reference Asset has been subject to significant price volatility. The trading prices of many digital assets, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Asset, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.

●	The value of the Reference Asset has been and may continue to be deeply speculative such that trading and investing in the Reference Asset intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of the Reference Asset known as “whales” may have the ability to manipulate the price of the Reference Asset. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Asset as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. For example, a blockchain may be subject to attack by a group of miners or validators that possess more than 50% of the blockchain’s hashing power. The value of the Fund’s investments in the Reference Asset may be adversely affected by such an attack.

●	Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of the Reference Asset.

●	Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

T-REX 2X Long Trump Daily Target ETF | Risk Factors Related to the Digital Asset Platforms [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk Factors Related to the Digital Asset Platforms

●	The value of the shares relates directly to the value of the Reference Asset, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

●	Proposed changes to the Reference Asset blockchain protocol may not be adopted by a sufficient number of validators or miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork.”

●	The Reference Asset blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of the Reference Asset and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying the Reference Asset could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Reference Asset’s network or take the Trust’s Reference Asset, which would adversely affect the value of the Fund. Exposure of the Reference Asset to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of the Reference Asset blockchain, can nonetheless precipitate a significant decline in the price of the Reference Asset and an investment in the Fund.

●	As of December 31, 2024, there are over 10,000 alternative digital assets with a total market capitalization of approximately $1.33 trillion. Many consortiums and financial institutions are also researching and investing resources into private or permissioned smart contract platforms. Competition from the emergence or growth of alternative digital assets and smart contract platforms could have a negative impact on the demand for, and price of, the Reference Asset and thereby adversely affect the value of the Fund.

●	Use of the Reference Asset by consumers and institutions as a medium of exchange in commerce may be limited. Banks and other established financial institutions may refuse to process funds for Reference Asset transactions; process wire transfers to or from digital asset platforms, Reference Asset-related companies or service providers; or maintain accounts for persons or entities transacting in the Reference Asset. Processing of transactions in the Reference Asset may be slow, transaction fees may be subject to significant variability. As a result, the price of the Reference Asset may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.

T-REX 2X Long Trump Daily Target ETF | Risk Factors Related to the Regulation of the Reference Asset [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk Factors Related to the Regulation of the Reference Asset

●	There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of the Reference Asset, such as by banning, restricting, or imposing onerous conditions or prohibitions on the use of the Reference Asset, mining activity, digital wallets, the provision of services related to trading and custodying the Reference Asset, the operation of the Reference Asset network, or digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.

●	If regulators subject the Reference Asset to regulation, this could result in extraordinary expenses that could potentially be borne by the Fund.

●	The treatment of digital assets for U.S. federal, state, and local income tax purposes is uncertain.

T-REX 2X Long Trump Daily Target ETF | Subsidiary Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the T-REX Trump Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The T-REX Trump Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the T-REX Trump Subsidiary, will not have all the protections offered to investors in registered investment companies.

T-REX 2X Long Trump Daily Target ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are averse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Reference Asset will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Reference Asset, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if the Reference Asset subsequently move in the opposite direction and eliminate all or a portion of its earlier daily change. A total loss may occur in a single day even if the Reference Asset do not lose all of their value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Reference Asset and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative exchange traded product, reduce its leverage or close.

T-REX 2X Long Trump Daily Target ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund will use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-REX 2X Long Trump Daily Target ETF | Swap Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements Risk. Swap agreements are entered into primarily with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular reference asset. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses. Swaps in which the Fund invests are uncleared, non-exchange traded and are cash settled.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

T-REX 2X Long Trump Daily Target ETF | Call Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling. The Fund’s use of options does not provide 200% leveraged exposure to $TRUMP and, as a result, if the Fund utilizes options to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X Long Trump Daily Target ETF | FLEX Options [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X Long Trump Daily Target ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of $TRUMP, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively accentuate investment results after fees and expenses.

T-REX 2X Long Trump Daily Target ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Reference Asset that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X Long Trump Daily Target ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Reference Asset at the market close on the first trading day and the value of the Reference Asset at the time of purchase. If the Reference Asset gain value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Reference Asset decline, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of the Reference Asset.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Shares prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X Long Trump Daily Target ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Reference Asset and therefore achieve its daily leveraged investment objective. The Fund’s exposure to the Reference Asset is impacted by the Reference Asset’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Reference Asset at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Reference Asset increases on days when the Reference Asset are volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Reference Asset. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with the Reference Asset. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Reference Asset. Additionally, the Fund’s underlying investments and/or reference asset may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of the Reference Asset. Any of these factors could decrease the correlation between the performance of the Fund and the Reference Asset and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X Long Trump Daily Target ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X Long Trump Daily Target ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. The Reference Asset are not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of the Reference Asset and make no representation as to the performance of the Reference Asset. Investing in the Fund is not equivalent to investing in the Reference Asset. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Reference Asset.

T-REX 2X Long Trump Daily Target ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which the Reference Asset are assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to $TRUMP). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

T-REX 2X Long Trump Daily Target ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X Long Trump Daily Target ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds and depositary accounts. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.

T-REX 2X Long Trump Daily Target ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Reference Asset. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Reference ETFs’ value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the Reference ETFs. Under such circumstances, the market for securities of the Reference ETFs may lack sufficient liquidity for all market participants trades. Therefore, the Fund may have more difficulty transacting in the Reference ETFs or financial instruments and the Fund’s transactions could exacerbate the price changes of the Reference Asset and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for certain securities in the Reference Asset and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of a Reference ETF and correlated derivative instruments.

T-REX 2X Long Trump Daily Target ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. Although a Reference Asset’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with the Reference Asset and may incur substantial losses. If there is a significant intra-day market event and/or the Reference Asset experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on the Exchange and incur significant losses.

T-REX 2X Long Trump Daily Target ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X Long Trump Daily Target ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in the Reference Asset (or any other digital asset) or derivatives based upon the Reference Asset (or any other digital assets) presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will gain exposure to the Reference Asset through investments in the T-REX Trump Subsidiary, which is intended to provide the Fund with exposure to the Reference Asset’s returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the T-REX Trump Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to the Reference Asset’s returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes could have adverse consequences for the Fund and its shareholders. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s SAI.

T-REX 2X Long Trump Daily Target ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
T-REX 2X Long Trump Daily Target ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) Aps exit the business or otherwise become unable to process creation and/or redemption orders and no other Aps step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

T-REX 2X Long Trump Daily Target ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

T-REX 2X Long Trump Daily Target ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

T-REX 2X Long Trump Daily Target ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

T-REX 2X Long Trump Daily Target ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X Long Trump Daily Target ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Although the Fund is new, the structure of providing long leveraged exposure to the price of $TRUMP is not necessarily a new strategy as similar leveraged funds, such as those that primarily invest in cash settled futures contracts, currently trade on the Chicago Mercantile Exchange. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X Long Trump Daily Target ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X Long Trump Daily Target ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

T-REX 2X Long LTC Daily Target ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of the Reference Asset’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. A volatility rate is a statistical measure of the magnitude of fluctuations in the underlying security’s returns over a defined period. Performance is the return on the underlying security for a stated period. The more volatile, the more likely the returns may differ over time. For periods longer than a trading day, volatility in the performance of the underlying security or its rebalancing from day to day is the primary cause of any disparity between the Fund’s actual returns and the returns of the underlying security for such period. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Reference Asset during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Reference Asset’s volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Reference Asset’s volatility; b) the Reference Asset’s performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart below illustrates the impact of two principal factors – the Reference Asset’s volatility and the Reference Asset’s performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of the Reference Asset’s volatility and the Reference Asset’s performance over a one-year period. Performance shown in the chart assumes that borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of the Reference Asset.

During periods of higher the Reference Asset’s volatility, the volatility of the Reference Asset may affect the Fund’s return as much as, or more than, the return of the Reference Asset. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Reference Asset during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if the Reference Asset provided no return over a one year period during which the Reference Asset experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Reference Asset’s return is flat. For instance, if a Reference Asset’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Reference Asset and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Reference Asset. The table below is not a representation of the Fund’s actual returns or future performance, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The annualized historical daily volatility rate for LTC, which the Reference Assets are intended to replicate, for the five-year period ended December 31, 2024 was 88.23%. LTC’s annualized daily volatility rates were as follows:

2021	118.23%

2022	83.45%

2023	65.79%

2024	77.01%

Volatility for a shorter period of time may have been substantially higher.

The annualized performance for LTC, which the Reference Asset is intended to replicate, for the five-year period ended December 31, 2024 was -4.64%. Historical volatility and performance are not indications of what the Reference Asset’s volatility and performance will be in the future.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X Long LTC Daily Target ETF | Digital Assets/Cryptocurrency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Digital Assets/Cryptocurrency Risk. The performance of the Reference Asset, and consequently the Fund’s performance, is subject to the risks of the digital assets/cryptocurrency industry. The trading prices of many digital assets, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Asset, could have a material adverse effect on the value of the Fund’s shares (“Shares”) and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Asset as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of the Reference Asset. Changes in the governance of a digital asset network may not receive sufficient support from users and validators, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Cryptocurrencies, such as the Reference Asset, are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

T-REX 2X Long LTC Daily Target ETF | Reference Asset ETF Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Reference Asset ETF Investing Risk. Issuer attributes related to ETFs in which the Fund may invest may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or asset or particular type of security or asset may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. When the Fund invests in ETFs it will incur costs associated with such funds, including management fees and fees and expenses borne by shareholders of such ETFs. The value of shares in an ETF may not replicate the performance of the Reference Asset, and the Fund’s investments in ETFs will not perform exactly the same as the Fund’s exposure through derivatives. In addition, ETFs generally do not provide leveraged returns, and the Fund’s use of ETFs may therefore reduce its ability to achieve its 200% daily investment objective.

The Adviser will allocate the Fund’s investments among ETFs, swap agreements, and call options based upon factors such as counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions. The Fund will always have at least 40% of its assets in securities. The following is a summary of risk factors related to the ETFs that invest in the Reference Assets as identified by the ETFs in their registration statements – this is not purported to be a complete list of risks (references to “shares” in this section are to shares of an ETF).

T-REX 2X Long LTC Daily Target ETF | Risk Factors Related to Digital Assets [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk Factors Related to Digital Assets

●	The Reference Asset and investments linked to the Reference Asset are relatively new investments, they present unique and substantial risks, and investing in the Reference Asset has been subject to significant price volatility. The trading prices of many digital assets, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Asset, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.

●	The value of the Reference Asset has been and may continue to be deeply speculative such that trading and investing in the Reference Asset intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of the Reference Asset known as “whales” may have the ability to manipulate the price of the Reference Asset. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Asset as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. For example, a blockchain may be subject to attack by a group of miners or validators that possess more than 50% of the blockchain’s hashing power. The value of the Fund’s investments in the Reference Asset may be adversely affected by such an attack.

●	Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of the Reference Asset.

●	Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

T-REX 2X Long LTC Daily Target ETF | Risk Factors Related to the Digital Asset Platforms [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk Factors Related to the Digital Asset Platforms

●	The value of the shares relates directly to the value of the Reference Asset, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

●	Proposed changes to the Reference Asset blockchain protocol may not be adopted by a sufficient number of validators or miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork.”

●	The Reference Asset blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of the Reference Asset and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying the Reference Asset could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Reference Asset’s network or take the Trust’s Reference Asset, which would adversely affect the value of the Fund. Exposure of the Reference Asset to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of the Reference Asset blockchain, can nonetheless precipitate a significant decline in the price of the Reference Asset and an investment in the Fund.

●	As of December 31, 2024, there are over 10,000 alternative digital assets with a total market capitalization of approximately $1.33 trillion. Many consortiums and financial institutions are also researching and investing resources into private or permissioned smart contract platforms. Competition from the emergence or growth of alternative digital assets and smart contract platforms could have a negative impact on the demand for, and price of, the Reference Asset and thereby adversely affect the value of the Fund.

●	Use of the Reference Asset by consumers and institutions as a medium of exchange in commerce may be limited. Banks and other established financial institutions may refuse to process funds for Reference Asset transactions; process wire transfers to or from digital asset platforms, Reference Asset-related companies or service providers; or maintain accounts for persons or entities transacting in the Reference Asset. Processing of transactions in the Reference Asset may be slow, transaction fees may be subject to significant variability. As a result, the price of the Reference Asset may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.

T-REX 2X Long LTC Daily Target ETF | Risk Factors Related to the Regulation of the Reference Asset [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk Factors Related to the Regulation of the Reference Asset

●	There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of the Reference Asset, such as by banning, restricting, or imposing onerous conditions or prohibitions on the use of the Reference Asset, mining activity, digital wallets, the provision of services related to trading and custodying the Reference Asset, the operation of the Reference Asset network, or digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.

●	If regulators subject the Reference Asset to regulation, this could result in extraordinary expenses that could potentially be borne by the Fund.

●	The treatment of digital assets for U.S. federal, state, and local income tax purposes is uncertain.

T-REX 2X Long LTC Daily Target ETF | Subsidiary Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the T-REX LTC Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The T-REX LTC Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the T-REX LTC Subsidiary, will not have all the protections offered to investors in registered investment companies.

T-REX 2X Long LTC Daily Target ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are averse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Reference Asset will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Reference Asset, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if the Reference Asset subsequently move in the opposite direction and eliminate all or a portion of its earlier daily change. A total loss may occur in a single day even if the Reference Asset do not lose all of their value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Reference Asset and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative exchange traded product, reduce its leverage or close.

T-REX 2X Long LTC Daily Target ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund will use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-REX 2X Long LTC Daily Target ETF | Swap Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements Risk. Swap agreements are entered into primarily with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular reference asset. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses. Swaps in which the Fund invests are uncleared, non-exchange traded and are cash settled.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

T-REX 2X Long LTC Daily Target ETF | Call Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling. The Fund’s use of options does not provide 200% leveraged exposure to LTC and, as a result, if the Fund utilizes options to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X Long LTC Daily Target ETF | FLEX Options [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X Long LTC Daily Target ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of LTC, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively accentuate investment results after fees and expenses.

T-REX 2X Long LTC Daily Target ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Reference Asset that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X Long LTC Daily Target ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Reference Asset at the market close on the first trading day and the value of the Reference Asset at the time of purchase. If the Reference Asset gain value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Reference Asset decline, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of the Reference Asset.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Shares prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X Long LTC Daily Target ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Reference Asset and therefore achieve its daily leveraged investment objective. The Fund’s exposure to the Reference Asset is impacted by the Reference Asset’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Reference Asset at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Reference Asset increases on days when the Reference Asset are volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Reference Asset. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with the Reference Asset. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Reference Asset. Additionally, the Fund’s underlying investments and/or reference asset may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of the Reference Asset. Any of these factors could decrease the correlation between the performance of the Fund and the Reference Asset and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X Long LTC Daily Target ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X Long LTC Daily Target ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. The Reference Asset are not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of the Reference Asset and make no representation as to the performance of the Reference Asset. Investing in the Fund is not equivalent to investing in the Reference Asset. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Reference Asset.

T-REX 2X Long LTC Daily Target ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which the Reference Asset are assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to LTC). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

T-REX 2X Long LTC Daily Target ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X Long LTC Daily Target ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds and depositary accounts. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.

T-REX 2X Long LTC Daily Target ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Reference Asset. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Reference ETFs’ value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the Reference ETFs. Under such circumstances, the market for securities of the Reference ETFs may lack sufficient liquidity for all market participants trades. Therefore, the Fund may have more difficulty transacting in the Reference ETFs or financial instruments and the Fund’s transactions could exacerbate the price changes of the Reference Asset and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for certain securities in the Reference Asset and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of a Reference ETF and correlated derivative instruments.

T-REX 2X Long LTC Daily Target ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. Although a Reference Asset’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with the Reference Asset and may incur substantial losses. If there is a significant intra-day market event and/or the Reference Asset experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on the Exchange and incur significant losses.

T-REX 2X Long LTC Daily Target ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X Long LTC Daily Target ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in the Reference Asset (or any other digital asset) or derivatives based upon the Reference Asset (or any other digital assets) presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will gain exposure to the Reference Asset through investments in the T-REX LTC Subsidiary, which is intended to provide the Fund with exposure to the Reference Asset’s returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the T-REX LTC Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to the Reference Asset’s returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes could have adverse consequences for the Fund and its shareholders. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s SAI.

T-REX 2X Long LTC Daily Target ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
T-REX 2X Long LTC Daily Target ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) Aps exit the business or otherwise become unable to process creation and/or redemption orders and no other Aps step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

T-REX 2X Long LTC Daily Target ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

T-REX 2X Long LTC Daily Target ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

T-REX 2X Long LTC Daily Target ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares Or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

T-REX 2X Long LTC Daily Target ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X Long LTC Daily Target ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Although the Fund is new, the structure of providing long leveraged exposure to the price of LTC is not necessarily a new strategy as similar leveraged funds, such as those that primarily invest in cash settled futures contracts, currently trade on the Chicago Mercantile Exchange. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X Long LTC Daily Target ETF | LTC Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

LTC Risk: The Fund’s investments swap agreements expose the Fund to the risks associated with an investment in LTC because the price of these derivatives is substantially based on the price of LTC. LTC is a relatively new innovation and is subject to unique and substantial risks. The market for LTC is subject to rapid price swings, changes and uncertainty.

T-REX 2X Long LTC Daily Target ETF | LTC Limited Derivatives Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

LTC Limited Derivatives Market Risks: There may be a limited market for derivatives based on the Reference Asset. Additionally, the Fund may not be able to identify sufficient counterparties to engage in swap transactions. This limited market for derivatives may negatively impact the ability of the Fund to achieve its objective.

T-REX 2X Long LTC Daily Target ETF | LTC Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

LTC Investing Risk. Cryptocurrencies, such as LTC, operate without central authority or banks and are not backed by any government. Cryptocurrencies are often referred to as “virtual assets” or “digital assets,” and function as decentralized, peer-to-peer financial trading platforms and stores of value that can be used like money. LTC is not legal tender. Investments linked to LTC can be highly volatile compared to investments in traditional securities, and the Fund may experience sudden and substantial losses. The markets for LTC and LTC-related investments may also become illiquid. These markets may fluctuate widely based on numerous factors, including overall market movements, political and economic events, wars, acts of terrorism, natural disasters (including disease, epidemics, and pandemics), interest rate changes, or inflation. An investor should be prepared to lose the full principal value of their investment suddenly and without warning. A number of factors affect the price and market for LTC:

T-REX 2X Long LTC Daily Target ETF | New Technology [Member]
Prospectus [Line Items]
Risk [Text Block]
●	New Technology. LTC is a relatively new technological innovation, launched in 2011, with a more limited operating history compared to traditional assets. While it is one of the longest-standing cryptocurrencies, uncertainty remains about its long-term adoption and competitiveness.

T-REX 2X Long LTC Daily Target ETF | Supply and Demand of LTC [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Supply and Demand of LTC. LTC has a fixed maximum supply of 84 million coins, with block rewards halving roughly every four years, gradually reducing the rate of new issuance. This fixed supply may amplify price volatility if demand grows quickly, while declining block rewards may affect miner participation and network security. There is no burning process for LTC, meaning that the supply of LTC will not decrease through any built—in mechanism over-time.

T-REX 2X Long LTC Daily Target ETF | Adoption and Use of LTC [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Adoption and Use of LTC. LTC’s value is significantly tied to its adoption as a medium of exchange for faster and lower-cost transactions compared to Bitcoin. However, long-term adoption is uncertain, particularly as payment-focused cryptocurrencies compete with stablecoins, CBDCs, and other alternatives. Reduced usage may result in illiquidity, increased volatility, and lower prices.

T-REX 2X Long LTC Daily Target ETF | Largely Unregulated Marketplace [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Largely Unregulated Marketplace. Digital asset markets, including spot markets for LTC, are relatively new and may not be subject to the same regulatory oversight as traditional securities or commodities markets. Many exchanges operate with limited transparency or investor protections, exposing LTC to risks of manipulation, fraud, flash crashes, or operational failures. Suspension or closure of trading venues could reduce confidence in LTC, impair liquidity, or adversely affect pricing.

T-REX 2X Long LTC Daily Target ETF | Cybersecurity [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cybersecurity. As a digital asset, LTC is subject to risks of theft from exchanges or wallets, protocol vulnerabilities, or potential network attacks (e.g., 51% attacks). Such events could adversely affect LTC’s value and liquidity.

T-REX 2X Long LTC Daily Target ETF | Forks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Forks. Like many open-source projects, LTC may undergo contentious upgrades or forks. Disagreements within the community or among developers may result in competing versions of LTC, which could reduce confidence in the asset and create new risks.

T-REX 2X Long LTC Daily Target ETF | Risks Related to the Regulation of LTC [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Related to the Regulation of LTC. Depending on its characteristics, a digital asset may be considered a “security” under federal securities laws. The test for determining whether a digital asset is a “security” is complex, fact-intensive, and uncertain. Public statements from regulators have clarified that Bitcoin is not currently considered a security, but the status of many other digital assets, including LTC, remains unresolved. Non-binding SEC guidance may not be determinative, and courts could reach different conclusions.

The SEC has brought enforcement actions against issuers, promoters, and trading platforms involving various digital assets on the basis that such assets were securities. These enforcement actions create uncertainty for LTC and its market participants.

Whether a digital asset qualifies as a “security” typically depends on judicial interpretations of statutory terms such as “investment contract” or “note,” analyzed under the Howey and Reves tests. For many digital assets, including LTC, the outcome of these tests is not definitively resolved, and substantial arguments can often be made both in favor of and against classification. Adding further complexity, regulators and courts have suggested that an asset’s classification may evolve over time as decentralization, governance, or usage patterns change.

As part of assessing whether LTC qualifies as a security, the Fund considers statutory definitions under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, relevant judicial precedent (including the U.S. Supreme Court’s Howey and Reves decisions), and regulatory reports, orders, and public statements.

If a court or regulator ultimately determines that LTC is a security, the Advisor would not intend to permit the Fund to hold or trade LTC in a manner that violates federal securities laws. In such a case, the Fund may be required to liquidate its holdings of LTC, restructure its operations, or, if compliance is not possible, dissolve.

T-REX 2X Long LTC Daily Target ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X Long LTC Daily Target ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

T-REX 2X Long DOGE Daily Target ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of the Reference Asset’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. A volatility rate is a statistical measure of the magnitude of fluctuations in the underlying security’s returns over a defined period. Performance is the return on the underlying security for a stated period. The more volatile, the more likely the returns may differ over time. For periods longer than a trading day, volatility in the performance of the underlying security or its rebalancing from day to day is the primary cause of any disparity between the Fund’s actual returns and the returns of the underlying security for such period. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Reference Asset during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Reference Asset’s volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Reference Asset’s volatility; b) the Reference Asset’s performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart below illustrates the impact of two principal factors – the Reference Asset’s volatility and the Reference Asset’s performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of the Reference Asset’s volatility and the Reference Asset’s performance over a one-year period. Performance shown in the chart assumes that borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of the Reference Asset.

During periods of higher the Reference Asset’s volatility, the volatility of the Reference Asset may affect the Fund’s return as much as, or more than, the return of the Reference Asset. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Reference Asset during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if the Reference Asset provided no return over a one year period during which the Reference Asset experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Reference Asset’s return is flat. For instance, if a Reference Asset’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Reference Asset and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Reference Asset. The table below is not a representation of the Fund’s actual returns or future performance, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The annualized historical daily volatility rate for DOGE, which the Reference Asset are intended to replicate, for the five-year period ended December 31, 2024 was 94.35%. DOGE’s annualized daily volatility rates were as follows:

2022	111.00%

2023	62.90%

2024	102.18%

Volatility for a shorter period of time may have been substantially higher.

The annualized performance for DOGE, which the Reference Asset is intended to replicate, for the five-year period ended December 31, 2024 was 23.92%. Historical volatility and performance are not indications of what the Reference Asset’s volatility and performance will be in the future.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X Long DOGE Daily Target ETF | Meme Coin Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Meme Coin Investing Risk. Investing in meme coins involves substantial risks that may result in partial or total loss of capital. These coins are subject to extreme volatility driven largely by social media trends, speculative trading, and public sentiment, rather than underlying fundamentals or utility. Most meme coins lack intrinsic value and do not offer meaningful technological or economic use cases. Meme coins are not widely accepted as a medium of exchange for goods or services in commerce and are generally acquired for speculative, entertainment, or cultural purposes, making them more akin to digital collectibles than traditional currencies or payment instruments. As such, their prices are highly susceptible to rapid declines once speculative interest wanes. Meme coins carry significant risk due to their highly speculative and volatile nature, lack or regulatory protection, and high potential for fraud.

Meme coins are also particularly vulnerable to market manipulation, including “pump and dump” schemes, and are often influenced by the trading activity of large holders who can artificially inflate or crash prices. Liquidity constraints may further impair an investor’s ability to exit positions without incurring losses. Additionally, the lack of transparency in governance and development, combined with the possibility of insider advantages and rug pulls—where developers abruptly abandon the project—raises the potential for fraud and significant investor harm. Cybersecurity threats such as phishing and hacking also pose risks to the safety of investors’ holdings.

Moreover, the regulatory landscape for digital assets, particularly meme coins, remains unsettled. In recent guidance, the staff of the SEC stated its position that memecoins should be viewed as “collectibles” and not securities, meaning that most memecoins do not carry the protections of the federal securities laws. However, courts could come to a different conclusion. Regulatory developments could adversely impact the viability, tradability, or legal status of meme coins. Given these risks, prospective investors should conduct thorough due diligence and carefully consider whether such investments align with their risk tolerance and investment objectives.

T-REX 2X Long DOGE Daily Target ETF | Digital Assets/Cryptocurrency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Digital Assets/Cryptocurrency Risk. The performance of the Reference Asset, and consequently the Fund’s performance, is subject to the risks of the digital assets/cryptocurrency industry. The trading prices of many digital assets, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Asset, could have a material adverse effect on the value of the Fund’s shares (“Shares”) and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Asset as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of the Reference Asset. Changes in the governance of a digital asset network may not receive sufficient support from users and validators, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Cryptocurrencies, such as the Reference Asset, are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

T-REX 2X Long DOGE Daily Target ETF | Reference Asset ETF Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Reference Asset ETF Investing Risk. Issuer attributes related to ETFs in which the Fund may invest may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or asset or particular type of security or asset may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. When the Fund invests in ETFs it will incur costs associated with such funds, including management fees and fees and expenses borne by shareholders of such ETFs. The value of shares in an ETF may not replicate the performance of the Reference Asset, and the Fund’s investments in ETFs will not perform exactly the same as the Fund’s exposure through derivatives. In addition, ETFs generally do not provide leveraged returns, and the Fund’s use of ETFs may therefore reduce its ability to achieve its 200% daily investment objective.

The Adviser will allocate the Fund’s investments among ETFs, swap agreements, and call options based upon factors such as counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions. The Fund will always have at least 40% of its assets in securities. The following is a summary of risk factors related to the ETFs that invest in the Reference Assets as identified by the ETFs in their registration statements – this is not purported to be a complete list of risks (references to “shares” in this section are to shares of an ETF).

T-REX 2X Long DOGE Daily Target ETF | Risk Factors Related to Digital Assets [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk Factors Related to Digital Assets

●	The Reference Asset and investments linked to the Reference Asset are relatively new investments, they present unique and substantial risks, and investing in the Reference Asset has been subject to significant price volatility. The trading prices of many digital assets, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Asset, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.

●	The value of the Reference Asset has been and may continue to be deeply speculative such that trading and investing in the Reference Asset intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of the Reference Asset known as “whales” may have the ability to manipulate the price of the Reference Asset. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Asset as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. For example, a blockchain may be subject to attack by a group of miners or validators that possess more than 50% of the blockchain’s hashing power. The value of the Fund’s investments in the Reference Asset may be adversely affected by such an attack.

●	Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of the Reference Asset.

●	Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

T-REX 2X Long DOGE Daily Target ETF | Risk Factors Related to the Digital Asset Platforms [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk Factors Related to the Digital Asset Platforms

●	The value of the shares relates directly to the value of the Reference Asset, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

●	Proposed changes to the Reference Asset blockchain protocol may not be adopted by a sufficient number of validators or miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork.”

●	The Reference Asset blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of the Reference Asset and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying the Reference Asset could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Reference Asset’s network or take the Trust’s Reference Asset, which would adversely affect the value of the Fund. Exposure of the Reference Asset to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of the Reference Asset blockchain, can nonetheless precipitate a significant decline in the price of the Reference Asset and an investment in the Fund.

●	As of December 31, 2024, there are over 10,000 alternative digital assets with a total market capitalization of approximately $1.33 trillion. Many consortiums and financial institutions are also researching and investing resources into private or permissioned smart contract platforms. Competition from the emergence or growth of alternative digital assets and smart contract platforms could have a negative impact on the demand for, and price of, the Reference Asset and thereby adversely affect the value of the Fund.

●	Use of the Reference Asset by consumers and institutions as a medium of exchange in commerce may be limited. Banks and other established financial institutions may refuse to process funds for Reference Asset transactions; process wire transfers to or from digital asset platforms, Reference Asset-related companies or service providers; or maintain accounts for persons or entities transacting in the Reference Asset. Processing of transactions in the Reference Asset may be slow, transaction fees may be subject to significant variability. As a result, the price of the Reference Asset may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.

T-REX 2X Long DOGE Daily Target ETF | Risk Factors Related to the Regulation of the Reference Asset [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk Factors Related to the Regulation of the Reference Asset

●	There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of the Reference Asset, such as by banning, restricting, or imposing onerous conditions or prohibitions on the use of the Reference Asset, mining activity, digital wallets, the provision of services related to trading and custodying the Reference Asset, the operation of the Reference Asset network, or digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.

●	If regulators subject the Reference Asset to regulation, this could result in extraordinary expenses that could potentially be borne by the Fund.

●	The treatment of digital assets for U.S. federal, state, and local income tax purposes is uncertain.

T-REX 2X Long DOGE Daily Target ETF | Subsidiary Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the T-REX DOGE Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The T-REX DOGE Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the T-REX DOGE Subsidiary, will not have all the protections offered to investors in registered investment companies.

T-REX 2X Long DOGE Daily Target ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are averse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Reference Asset will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Reference Asset, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if the Reference Asset subsequently move in the opposite direction and eliminate all or a portion of its earlier daily change. A total loss may occur in a single day even if the Reference Asset do not lose all of their value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Reference Asset and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative exchange traded product, reduce its leverage or close.

T-REX 2X Long DOGE Daily Target ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund will use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-REX 2X Long DOGE Daily Target ETF | Swap Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements Risk. Swap agreements are entered into primarily with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular reference asset. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses. Swaps in which the Fund invests are uncleared, non-exchange traded and are cash settled.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

T-REX 2X Long DOGE Daily Target ETF | Call Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling. The Fund’s use of options does not provide 200% leveraged exposure to DOGE and, as a result, if the Fund utilizes options to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X Long DOGE Daily Target ETF | FLEX Options [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X Long DOGE Daily Target ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of DOGE, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively accentuate investment results after fees and expenses.

T-REX 2X Long DOGE Daily Target ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Reference Asset that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X Long DOGE Daily Target ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Reference Asset at the market close on the first trading day and the value of the Reference Asset at the time of purchase. If the Reference Asset gain value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Reference Asset decline, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of the Reference Asset.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Shares prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X Long DOGE Daily Target ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Reference Asset and therefore achieve its daily leveraged investment objective. The Fund’s exposure to the Reference Asset is impacted by the Reference Asset’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Reference Asset at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Reference Asset increases on days when the Reference Asset are volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Reference Asset. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with the Reference Asset. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Reference Asset. Additionally, the Fund’s underlying investments and/or reference asset may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of the Reference Asset. Any of these factors could decrease the correlation between the performance of the Fund and the Reference Asset and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X Long DOGE Daily Target ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X Long DOGE Daily Target ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. The Reference Asset are not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of the Reference Asset and make no representation as to the performance of the Reference Asset. Investing in the Fund is not equivalent to investing in the Reference Asset. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Reference Asset.

T-REX 2X Long DOGE Daily Target ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which the Reference Asset are assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to DOGE). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

T-REX 2X Long DOGE Daily Target ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X Long DOGE Daily Target ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds and depositary accounts. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.

T-REX 2X Long DOGE Daily Target ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Reference Asset. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Reference ETFs’ value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the Reference ETFs. Under such circumstances, the market for securities of the Reference ETFs may lack sufficient liquidity for all market participants trades. Therefore, the Fund may have more difficulty transacting in the Reference ETFs or financial instruments and the Fund’s transactions could exacerbate the price changes of the Reference Asset and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for certain securities in the Reference Asset and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of a Reference ETF and correlated derivative instruments.

T-REX 2X Long DOGE Daily Target ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. Although a Reference Asset’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with the Reference Asset and may incur substantial losses. If there is a significant intra-day market event and/or the Reference Asset experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on the Exchange and incur significant losses.

T-REX 2X Long DOGE Daily Target ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X Long DOGE Daily Target ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in the Reference Asset (or any other digital asset) or derivatives based upon the Reference Asset (or any other digital assets) presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will gain exposure to the Reference Asset through investments in the T-REX DOGE Subsidiary, which is intended to provide the Fund with exposure to the Reference Asset’s returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the T-REX DOGE Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to the Reference Asset’s returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes could have adverse consequences for the Fund and its shareholders. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s SAI.

T-REX 2X Long DOGE Daily Target ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
T-REX 2X Long DOGE Daily Target ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) Aps exit the business or otherwise become unable to process creation and/or redemption orders and no other Aps step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

T-REX 2X Long DOGE Daily Target ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

T-REX 2X Long DOGE Daily Target ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

T-REX 2X Long DOGE Daily Target ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares Or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

T-REX 2X Long DOGE Daily Target ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X Long DOGE Daily Target ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Although the Fund is new, the structure of providing long leveraged exposure to the price of DOGE is not necessarily a new strategy as similar leveraged funds, such as those that primarily invest in cash settled futures contracts, currently trade on the Chicago Mercantile Exchange. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X Long DOGE Daily Target ETF | DOGE Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

DOGE Risk: The Fund’s investments in DOGE and swap agreements expose the Fund to the risks associated with an investment in DOGE because the price of these derivatives is substantially based on the price of DOGE. DOGE is a relatively new innovation and is subject to unique and substantial risks. The market for DOGE is subject to rapid price swings, changes and uncertainty.

T-REX 2X Long DOGE Daily Target ETF | DOGE Limited Derivatives Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

DOGE Limited Derivatives Market Risks: There may be a limited market for derivatives based on the Reference Asset. Additionally, the Fund may not be able to identify sufficient counterparties to engage in swap transactions. This limited market for derivatives may negatively impact the ability of the Fund to achieve its objective.

T-REX 2X Long DOGE Daily Target ETF | Risks Related to the Regulation of DOGE [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Related to the Regulation of DOGE. Any final determination by a court that DOGE or any other digital asset is a “security” or “commodity” may adversely affect the value of DOGE and the value of the Fund’s shares, and, if DOGE is not, or cannot, be registered as a security, result in a potential termination of the Fund.

Depending on its characteristics, a digital asset may be considered a “security” under the federal securities laws. The test for determining whether a particular digital asset is a “security” is complex and difficult to apply, and the outcome is difficult to predict. Public, though non-binding, statements by senior officials at the SEC have indicated that the SEC did not consider Bitcoin or Ether to be securities, and does not currently consider Bitcoin to be a security. The SEC staff has also provided informal assurances via no-action letter to a handful of promoters that their digital assets are not securities. The SEC staff’s guidance regarding whether a digital asset is or is not a security is not determinative or binding and a court may come to a different conclusion.

Whether a digital asset is a security under the federal securities laws depends on whether it is included in the lists of instruments making up the definition of “security” in the Securities Act of 1933, the Securities Exchange Act of 1934 and the 1940 Act. Digital assets as such do not appear in any of these lists, although each list includes the terms “investment contract,” “note,” and “transferable shares” and the SEC has typically analyzed whether a particular digital asset is a security by reference to whether it meets the tests developed by the federal courts interpreting these terms, known as the Howey and Reves tests, respectively. For many digital assets, whether or not the Howey or Reves tests are met is difficult to resolve definitively, and substantial legal arguments can often be made both in favor of and against a particular digital asset qualifying as a security under one or both tests. Adding to the complexity, the courts, the SEC and the SEC staff have indicated that the security status of a particular instrument, such as a digital asset, can change overtime as the relevant facts evolve.

As part of determining whether DOGE is a security for purposes of the federal securities laws, the Fund takes into account a number of factors, including the various definitions of “security” under the federal securities laws and federal court decisions interpreting elements of these definitions, such as the U.S. Supreme Court’s decisions in the Howey and Reves cases, as well as reports, orders, press releases, public statements and speeches by the SEC, its commissioners and its staff providing guidance on when a digital asset may be a security for purposes of the federal securities laws. Through this process, and the recent listing of CFTC regulated futures contracts, a reasonable argument exists that DOGE is not a security for purposes of the Securities Act of 1933 and the Securities Exchange Act of 1934, in light of the uncertainties inherent in the Howey and Reves tests.

If an appropriate court determines that DOGE is a security, the Advisor would not intend to permit the Fund to continue holding its investments in a way that would violate the federal securities laws (and therefore, if necessary, would either dissolve the Fund or potentially seek to operate the Fund in a manner that complies with the federal securities laws).

T-REX 2X Long DOGE Daily Target ETF | Dogecoin Public Figure and Reputational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Dogecoin Public Figure and Reputational Risk. Dogecoin is unusual among digital assets in that its market value and public perception have been heavily influenced by endorsements and commentary from high-profile individuals and organizations, rather than by underlying technological development or adoption. Public statements and endorsements have historically coincided with episodes of extreme price volatility, sometimes resulting in rapid and substantial increases or decreases in value within short periods.

Although these individuals and organizations have no affiliation with or control over the Dogecoin Network, their association with Dogecoin creates reputational risks that may adversely affect its value. Negative publicity surrounding such figures or institutions, or the perception that Dogecoin is tied to them, may undermine investor confidence and reduce demand.

Additionally, a newly established U.S. government agency, the Department of Governmental Efficiency (commonly referred to by the acronym “DOGE”), has no affiliation with Dogecoin or the Dogecoin Network. Nonetheless, the use of the same acronym may create confusion or reputational harm by association. Negative developments relating to this agency, or other unrelated entities that adopt the “DOGE” name, could reduce public demand for Dogecoin and negatively impact its price and the value of the Trust.

As a result, Dogecoin’s price may be disproportionately affected by external commentary and sentiment unrelated to the fundamentals of the Dogecoin Network. This susceptibility increases the likelihood of sudden declines in value and may lead to significant or total losses for investors.

T-REX 2X Long DOGE Daily Target ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X Long DOGE Daily Target ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

T-REX 2X Long Bonk Daily Target ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of the Reference Asset’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. A volatility rate is a statistical measure of the magnitude of fluctuations in the underlying security’s returns over a defined period. Performance is the return on the underlying security for a stated period. The more volatile, the more likely the returns may differ over time. For periods longer than a trading day, volatility in the performance of the underlying security or its rebalancing from day to day is the primary cause of any disparity between the Fund’s actual returns and the returns of the underlying security for such period. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Reference Asset during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Reference Asset’s volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Reference Asset’s volatility; b) the Reference Asset’s performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart below illustrates the impact of two principal factors – the Reference Asset’s volatility and the Reference Asset’s performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of the Reference Asset’s volatility and the Reference Asset’s performance over a one-year period. Performance shown in the chart assumes that borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of the Reference Asset.

During periods of higher the Reference Asset’s volatility, the volatility of the Reference Asset may affect the Fund’s return as much as, or more than, the return of the Reference Asset. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Reference Asset during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if the Reference Asset provided no return over a one-year period during which the Reference Asset experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Reference Asset’s return is flat. For instance, if a Reference Asset’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Reference Asset and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Reference Asset. The table below is not a representation of the Fund’s actual returns or future performance, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The annualized historical daily volatility rate for Bonk, which the Reference Asset are intended to replicate, for the five-year period ended December 31, 2024 was 181.03%. Bonk’s annualized daily volatility rates were as follows:

2023	373.34%

2024	168.09%

Volatility for a shorter period of time may have been substantially higher.

The annualized performance for Bonk, which the Reference Asset is intended to replicate, for the five-year period ended December 31, 2024 was 71.42%. Historical volatility and performance are not indications of what the Reference Asset’s volatility and performance will be in the future.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X Long Bonk Daily Target ETF | Meme Coin Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Meme Coin Investing Risk. Investing in meme coins involves substantial risks that may result in partial or total loss of capital. These coins are subject to extreme volatility driven largely by social media trends, speculative trading, and public sentiment, rather than underlying fundamentals or utility. Most meme coins lack intrinsic value and do not offer meaningful technological or economic use cases. Meme coins are not widely accepted as a medium of exchange for goods or services in commerce and are generally acquired for speculative, entertainment, or cultural purposes, making them more akin to digital collectibles than traditional currencies or payment instruments. As such, their prices are highly susceptible to rapid declines once speculative interest wanes.

Meme coins are also particularly vulnerable to market manipulation, including “pump and dump” schemes, and are often influenced by the trading activity of large holders who can artificially inflate or crash prices. Liquidity constraints may further impair an investor’s ability to exit positions without incurring losses. Additionally, the lack of transparency in governance and development, combined with the possibility of insider advantages and rug pulls—where developers abruptly abandon the project—raises the potential for fraud and significant investor harm. Cybersecurity threats such as phishing and hacking also pose risks to the safety of investors’ holdings.

Moreover, the regulatory landscape for digital assets, particularly meme coins, remains unsettled. Regulatory developments could adversely impact the viability, tradability, or legal status of meme coins. Given these risks, prospective investors should conduct thorough due diligence and carefully consider whether such investments align with their risk tolerance and investment objectives.

T-REX 2X Long Bonk Daily Target ETF | Digital Assets/Cryptocurrency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Digital Assets/Cryptocurrency Risk. The performance of the Reference Asset, and consequently the Fund’s performance, is subject to the risks of the digital assets/cryptocurrency industry. The trading prices of many digital assets, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Asset, could have a material adverse effect on the value of the Fund’s shares (“Shares”) and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Asset as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of the Reference Asset. Changes in the governance of a digital asset network may not receive sufficient support from users and validators, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Cryptocurrencies, such as the Reference Asset, are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

T-REX 2X Long Bonk Daily Target ETF | Reference Asset ETF Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Reference Asset ETF Investing Risk. Issuer attributes related to ETFs in which the Fund may invest may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or asset or particular type of security or asset may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. When the Fund invests in ETFs it will incur costs associated with such funds, including management fees and fees and expenses borne by shareholders of such ETFs. The value of shares in an ETF may not replicate the performance of the Reference Asset, and the Fund’s investments in ETFs will not perform exactly the same as the Fund’s exposure through derivatives. In addition, ETFs generally do not provide leveraged returns, and the Fund’s use of ETFs may therefore reduce its ability to achieve its 200% daily investment objective.

The Adviser will allocate the Fund’s investments among ETFs, swap agreements, and call options based upon factors such as counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions. The Fund will always have at least 40% of its assets in securities. The following is a summary of risk factors related to the ETFs that invest in the Reference Assets as identified by the ETFs in their registration statements – this is not purported to be a complete list of risks (references to “shares” in this section are to shares of an ETF).

T-REX 2X Long Bonk Daily Target ETF | Risk Factors Related to Digital Assets [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk Factors Related to Digital Assets

●	The Reference Asset and investments linked to the Reference Asset are relatively new investments, they present unique and substantial risks, and investing in the Reference Asset has been subject to significant price volatility. The trading prices of many digital assets, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Asset, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.

●	The value of the Reference Asset has been and may continue to be deeply speculative such that trading and investing in the Reference Asset intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of the Reference Asset known as “whales” may have the ability to manipulate the price of the Reference Asset. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Asset as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. For example, a blockchain may be subject to attack by a group of miners or validators that possess more than 50% of the blockchain’s hashing power. The value of the Fund’s investments in the Reference Asset may be adversely affected by such an attack.

●	Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of the Reference Asset.

●	Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

T-REX 2X Long Bonk Daily Target ETF | Risk Factors Related to the Digital Asset Platforms [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk Factors Related to the Digital Asset Platforms

●	The value of the shares relates directly to the value of the Reference Asset, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

●	Proposed changes to the Reference Asset blockchain protocol may not be adopted by a sufficient number of validators or miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork.”

●	The Reference Asset blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of the Reference Asset and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying the Reference Asset could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Reference Asset’s network or take the Trust’s Reference Asset, which would adversely affect the value of the Fund. Exposure of the Reference Asset to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of the Reference Asset blockchain, can nonetheless precipitate a significant decline in the price of the Reference Asset and an investment in the Fund.

●	As of December 31, 2024, there are over 10,000 alternative digital assets with a total market capitalization of approximately $1.33 trillion. Many consortiums and financial institutions are also researching and investing resources into private or permissioned smart contract platforms. Competition from the emergence or growth of alternative digital assets and smart contract platforms could have a negative impact on the demand for, and price of, the Reference Asset and thereby adversely affect the value of the Fund.

●	Use of the Reference Asset by consumers and institutions as a medium of exchange in commerce may be limited. Banks and other established financial institutions may refuse to process funds for Reference Asset transactions; process wire transfers to or from digital asset platforms, Reference Asset-related companies or service providers; or maintain accounts for persons or entities transacting in the Reference Asset. Processing of transactions in the Reference Asset may be slow, transaction fees may be subject to significant variability. As a result, the price of the Reference Asset may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.

T-REX 2X Long Bonk Daily Target ETF | Risk Factors Related to the Regulation of the Reference Asset [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk Factors Related to the Regulation of the Reference Asset

●	There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of the Reference Asset, such as by banning, restricting, or imposing onerous conditions or prohibitions on the use of the Reference Asset, mining activity, digital wallets, the provision of services related to trading and custodying the Reference Asset, the operation of the Reference Asset network, or digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.

●	If regulators subject the Reference Asset to regulation, this could result in extraordinary expenses that could potentially be borne by the Fund.

●	The treatment of digital assets for U.S. federal, state, and local income tax purposes is uncertain.

T-REX 2X Long Bonk Daily Target ETF | Subsidiary Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the T-REX Bonk Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The T-REX Bonk Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the T-REX Bonk Subsidiary, will not have all the protections offered to investors in registered investment companies.

T-REX 2X Long Bonk Daily Target ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are averse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Reference Asset will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Reference Asset, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if the Reference Asset subsequently move in the opposite direction and eliminate all or a portion of its earlier daily change. A total loss may occur in a single day even if the Reference Asset do not lose all of their value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Reference Asset and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative exchange traded product, reduce its leverage or close.

T-REX 2X Long Bonk Daily Target ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund will use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-REX 2X Long Bonk Daily Target ETF | Swap Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements Risk. Swap agreements are entered into primarily with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular reference asset. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses. Swaps in which the Fund invests are uncleared, non-exchange traded and are cash settled.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

T-REX 2X Long Bonk Daily Target ETF | Call Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling. The Fund’s use of options does not provide 200% leveraged exposure to Bonk and, as a result, if the Fund utilizes options to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X Long Bonk Daily Target ETF | FLEX Options [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X Long Bonk Daily Target ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of Bonk, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively accentuate investment results after fees and expenses.

T-REX 2X Long Bonk Daily Target ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Reference Asset that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X Long Bonk Daily Target ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Reference Asset at the market close on the first trading day and the value of the Reference Asset at the time of purchase. If the Reference Asset gain value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Reference Asset decline, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of the Reference Asset.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Shares prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X Long Bonk Daily Target ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Reference Asset and therefore achieve its daily leveraged investment objective. The Fund’s exposure to the Reference Asset is impacted by the Reference Asset’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Reference Asset at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Reference Asset increases on days when the Reference Asset are volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Reference Asset. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with the Reference Asset. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Reference Asset. Additionally, the Fund’s underlying investments and/or reference asset may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of the Reference Asset. Any of these factors could decrease the correlation between the performance of the Fund and the Reference Asset and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X Long Bonk Daily Target ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X Long Bonk Daily Target ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. The Reference Asset are not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of the Reference Asset and make no representation as to the performance of the Reference Asset. Investing in the Fund is not equivalent to investing in the Reference Asset. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Reference Asset.

T-REX 2X Long Bonk Daily Target ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which the Reference Asset are assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to Bonk). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

T-REX 2X Long Bonk Daily Target ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X Long Bonk Daily Target ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds and depositary accounts. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.

T-REX 2X Long Bonk Daily Target ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Reference Asset. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Reference ETFs’ value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the Reference ETFs. Under such circumstances, the market for securities of the Reference ETFs may lack sufficient liquidity for all market participants trades. Therefore, the Fund may have more difficulty transacting in the Reference ETFs or financial instruments and the Fund’s transactions could exacerbate the price changes of the Reference Asset and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for certain securities in the Reference Asset and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of a Reference ETF and correlated derivative instruments.

T-REX 2X Long Bonk Daily Target ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. Although a Reference Asset’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with the Reference Asset and may incur substantial losses. If there is a significant intra-day market event and/or the Reference Asset experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on the Exchange and incur significant losses.

T-REX 2X Long Bonk Daily Target ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X Long Bonk Daily Target ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in the Reference Asset (or any other digital asset) or derivatives based upon the Reference Asset (or any other digital assets) presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will gain exposure to the Reference Asset through investments in the T-REX Bonk Subsidiary, which is intended to provide the Fund with exposure to the Reference Asset’s returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the T-REX Bonk Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to the Reference Asset’s returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes could have adverse consequences for the Fund and its shareholders. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s SAI.

T-REX 2X Long Bonk Daily Target ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
T-REX 2X Long Bonk Daily Target ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) Aps exit the business or otherwise become unable to process creation and/or redemption orders and no other Aps step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

T-REX 2X Long Bonk Daily Target ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

T-REX 2X Long Bonk Daily Target ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

T-REX 2X Long Bonk Daily Target ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

T-REX 2X Long Bonk Daily Target ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X Long Bonk Daily Target ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Although the Fund is new, the structure of providing long leveraged exposure to the price of Bonk is not necessarily a new strategy as similar leveraged funds, such as those that primarily invest in cash settled futures contracts, currently trade on the Chicago Mercantile Exchange. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X Long Bonk Daily Target ETF | Bonk Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Bonk Risk: The Fund’s investments in Bonk and swap agreements expose the Fund to the risks associated with an investment in Bonk because the price of these derivatives is substantially based on the price of Bonk. Bonk is a relatively new innovation and is subject to unique and substantial risks. The market for Bonk is subject to rapid price swings, changes and uncertainty.

T-REX 2X Long Bonk Daily Target ETF | Bonk Limited Derivatives Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Bonk Limited Derivatives Market Risks: There may be a limited market for derivatives based on the Reference Asset. Additionally, the Fund may not be able to identify sufficient counterparties to engage in swap transactions. This limited market for derivatives may negatively impact the ability of the Fund to achieve its objective.

T-REX 2X Long Bonk Daily Target ETF | Risks Related to the Regulation of BONK [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Related to the Regulation of BONK. Any final determination by a court that BONK or any other digital asset is a “security” or “commodity” may adversely affect the value of BONK and the value of any related investment products, and, if BONK is not, or cannot, be registered as a security, result in potential restrictions or termination of such products.

Depending on its characteristics, a digital asset may be considered a “security” under the federal securities laws. The test for determining whether a particular digital asset is a “security” is complex and difficult to apply, and the outcome is uncertain. Public, though non-binding, statements by senior officials at the SEC have indicated that the SEC did not consider Bitcoin or Ether to be securities, and does not currently consider Bitcoin to be a security. The SEC staff has also provided informal assurances via no-action letters to a handful of promoters that their digital assets are not securities. The SEC staff’s guidance regarding whether a digital asset is or is not a security is not determinative or binding, and a court may come to a different conclusion.

Whether a digital asset is a security under the federal securities laws depends on whether it is included in the lists of instruments making up the definition of “security” in the Securities Act of 1933, the Securities Exchange Act of 1934 and the 1940 Act. Digital assets as such do not appear in any of these lists, although each list includes the terms “investment contract,” “note,” and “transferable shares,” and the SEC has typically analyzed whether a particular digital asset is a security by reference to whether it meets the tests developed by the federal courts interpreting these terms, known as the Howey and Reves tests, respectively. For many digital assets, whether or not the Howey or Reves tests are met is difficult to resolve definitively, and substantial legal arguments can often be made both in favor of and against a particular digital asset qualifying as a security under one or both tests. Adding to the complexity, the courts, the SEC, and the SEC staff have indicated that the security status of a particular instrument, such as a digital asset, can change over time as the relevant facts evolve.

As part of determining whether BONK is a security for purposes of the federal securities laws, regulators and market participants may take into account a number of factors, including the various definitions of “security” under the federal securities laws and federal court decisions interpreting elements of these definitions, such as the U.S. Supreme Court’s decisions in the Howey and Reves cases, as well as reports, orders, press releases, public statements, and speeches by the SEC, its commissioners, and its staff providing guidance on when a digital asset may be a security for purposes of the federal securities laws. Given these considerations, and the uncertainties inherent in applying the Howey and Reves tests, there remains significant legal ambiguity regarding the classification of BONK.

If an appropriate court determines that BONK is a security, entities that hold or facilitate transactions in BONK may be required to alter their operations to comply with federal securities laws. This could include restrictions on trading, limitations on accessibility, or potential dissolution of certain investment products or funds associated with BONK.

T-REX 2X Long Bonk Daily Target ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X Long Bonk Daily Target ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

T-REX 2X Long BNB Daily Target ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of the Reference Asset’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. A volatility rate is a statistical measure of the magnitude of fluctuations in the underlying security’s returns over a defined period. Performance is the return on the underlying security for a stated period. The more volatile, the more likely the returns may differ over time. For periods longer than a trading day, volatility in the performance of the underlying security or its rebalancing from day to day is the primary cause of any disparity between the Fund’s actual returns and the returns of the underlying security for such period. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Reference Asset during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Reference Asset’s volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Reference Asset’s volatility; b) the Reference Asset’s performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart below illustrates the impact of two principal factors – the Reference Asset’s volatility and the Reference Asset’s performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of the Reference Asset’s volatility and the Reference Asset’s performance over a one-year period. Performance shown in the chart assumes that borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of the Reference Asset.

During periods of higher the Reference Asset’s volatility, the volatility of the Reference Asset may affect the Fund’s return as much as, or more than, the return of the Reference Asset. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Reference Asset during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if the Reference Asset provided no return over a one year period during which the Reference Asset experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Reference Asset’s return is flat. For instance, if a Reference Asset’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Reference Asset and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Reference Asset. The table below is not a representation of the Fund’s actual returns or future performance, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The annualized historical daily volatility rate for BNB, which the Reference Asset are intended to replicate, for the five-year period ended December 31, 2024 was 57.45%. BNB’s annualized daily volatility rates were as follows:

2022	69.01%

2023	45.74%

2024	55.15%

Volatility for a shorter period of time may have been substantially higher.

The annualized performance for BNB, which the Reference Asset is intended to replicate, for the five-year period ended December 31, 2024 was 11.00%. Historical volatility and performance are not indications of what the Reference Asset’s volatility and performance will be in the future.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X Long BNB Daily Target ETF | Digital Assets/Cryptocurrency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Digital Assets/Cryptocurrency Risk. The performance of the Reference Asset, and consequently the Fund’s performance, is subject to the risks of the digital assets/cryptocurrency industry. The trading prices of many digital assets, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Asset, could have a material adverse effect on the value of the Fund’s shares (“Shares”) and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Asset as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of the Reference Asset. Changes in the governance of a digital asset network may not receive sufficient support from users and validators, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Cryptocurrencies, such as the Reference Asset, are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

T-REX 2X Long BNB Daily Target ETF | Reference Asset ETF Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Reference Asset ETF Investing Risk. Issuer attributes related to ETFs in which the Fund may invest may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or asset or particular type of security or asset may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. When the Fund invests in ETFs it will incur costs associated with such funds, including management fees and fees and expenses borne by shareholders of such ETFs. The value of shares in an ETF may not replicate the performance of the Reference Asset, and the Fund’s investments in ETFs will not perform exactly the same as the Fund’s exposure through derivatives. In addition, ETFs generally do not provide leveraged returns, and the Fund’s use of ETFs may therefore reduce its ability to achieve its 200% daily investment objective.

The Adviser will allocate the Fund’s investments among ETFs, swap agreements, and call options based upon factors such as counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions. The Fund will always have at least 40% of its assets in securities. The following is a summary of risk factors related to the ETFs that invest in the Reference Assets as identified by the ETFs in their registration statements – this is not purported to be a complete list of risks (references to “shares” in this section are to shares of an ETF).

T-REX 2X Long BNB Daily Target ETF | Risk Factors Related to Digital Assets [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk Factors Related to Digital Assets

●	The Reference Asset and investments linked to the Reference Asset are relatively new investments, they present unique and substantial risks, and investing in the Reference Asset has been subject to significant price volatility. The trading prices of many digital assets, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Asset, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.

●	The value of the Reference Asset has been and may continue to be deeply speculative such that trading and investing in the Reference Asset intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of the Reference Asset known as “whales” may have the ability to manipulate the price of the Reference Asset. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Asset as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. For example, a blockchain may be subject to attack by a group of miners or validators that possess more than 50% of the blockchain’s hashing power. The value of the Fund’s investments in the Reference Asset may be adversely affected by such an attack.

●	Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of the Reference Asset.

●	Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

T-REX 2X Long BNB Daily Target ETF | Risk Factors Related to the Digital Asset Platforms [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk Factors Related to the Digital Asset Platforms

●	The value of the shares relates directly to the value of the Reference Asset, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

●	Proposed changes to the Reference Asset blockchain protocol may not be adopted by a sufficient number of validators or miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork.”

●	The Reference Asset blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of the Reference Asset and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying the Reference Asset could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Reference Asset’s network or take the Trust’s Reference Asset, which would adversely affect the value of the Fund. Exposure of the Reference Asset to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of the Reference Asset blockchain, can nonetheless precipitate a significant decline in the price of the Reference Asset and an investment in the Fund.

●	As of December 31, 2024, there are over 10,000 alternative digital assets with a total market capitalization of approximately $1.33 trillion. Many consortiums and financial institutions are also researching and investing resources into private or permissioned smart contract platforms. Competition from the emergence or growth of alternative digital assets and smart contract platforms could have a negative impact on the demand for, and price of, the Reference Asset and thereby adversely affect the value of the Fund.

●	Use of the Reference Asset by consumers and institutions as a medium of exchange in commerce may be limited. Banks and other established financial institutions may refuse to process funds for Reference Asset transactions; process wire transfers to or from digital asset platforms, Reference Asset-related companies or service providers; or maintain accounts for persons or entities transacting in the Reference Asset. Processing of transactions in the Reference Asset may be slow, transaction fees may be subject to significant variability. As a result, the price of the Reference Asset may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.

T-REX 2X Long BNB Daily Target ETF | Risk Factors Related to the Regulation of the Reference Asset [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk Factors Related to the Regulation of the Reference Asset

●	There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of the Reference Asset, such as by banning, restricting, or imposing onerous conditions or prohibitions on the use of the Reference Asset, mining activity, digital wallets, the provision of services related to trading and custodying the Reference Asset, the operation of the Reference Asset network, or digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.

●	If regulators subject the Reference Asset to regulation, this could result in extraordinary expenses that could potentially be borne by the Fund.

●	The treatment of digital assets for U.S. federal, state, and local income tax purposes is uncertain.

T-REX 2X Long BNB Daily Target ETF | Subsidiary Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the T-REX BNB Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The T-REX BNB Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the T-REX BNB Subsidiary, will not have all the protections offered to investors in registered investment companies.

T-REX 2X Long BNB Daily Target ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are averse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Reference Asset will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Reference Asset, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if the Reference Asset subsequently move in the opposite direction and eliminate all or a portion of its earlier daily change. A total loss may occur in a single day even if the Reference Asset do not lose all of their value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Reference Asset and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative exchange traded product, reduce its leverage or close.

T-REX 2X Long BNB Daily Target ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund will use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-REX 2X Long BNB Daily Target ETF | Swap Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements Risk. Swap agreements are entered into primarily with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular reference asset. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses. Swaps in which the Fund invests are uncleared, non-exchange traded and are cash settled.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

T-REX 2X Long BNB Daily Target ETF | Call Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling. The Fund’s use of options does not provide 200% leveraged exposure to BNB and, as a result, if the Fund utilizes options to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X Long BNB Daily Target ETF | FLEX Options [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X Long BNB Daily Target ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of BNB, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively accentuate investment results after fees and expenses.

T-REX 2X Long BNB Daily Target ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Reference Asset that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X Long BNB Daily Target ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Reference Asset at the market close on the first trading day and the value of the Reference Asset at the time of purchase. If the Reference Asset gain value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Reference Asset decline, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of the Reference Asset.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Shares prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X Long BNB Daily Target ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Reference Asset and therefore achieve its daily leveraged investment objective. The Fund’s exposure to the Reference Asset is impacted by the Reference Asset’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Reference Asset at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Reference Asset increases on days when the Reference Asset are volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Reference Asset. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with the Reference Asset. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Reference Asset. Additionally, the Fund’s underlying investments and/or reference asset may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of the Reference Asset. Any of these factors could decrease the correlation between the performance of the Fund and the Reference Asset and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X Long BNB Daily Target ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X Long BNB Daily Target ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. The Reference Asset are not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of the Reference Asset and make no representation as to the performance of the Reference Asset. Investing in the Fund is not equivalent to investing in the Reference Asset. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Reference Asset.

T-REX 2X Long BNB Daily Target ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which the Reference Asset are assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to BNB). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

T-REX 2X Long BNB Daily Target ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X Long BNB Daily Target ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds and depositary accounts. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.

T-REX 2X Long BNB Daily Target ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Reference Asset. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Reference ETFs’ value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the Reference ETFs. Under such circumstances, the market for securities of the Reference ETFs may lack sufficient liquidity for all market participants trades. Therefore, the Fund may have more difficulty transacting in the Reference ETFs or financial instruments and the Fund’s transactions could exacerbate the price changes of the Reference Asset and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for certain securities in the Reference Asset and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of a Reference ETF and correlated derivative instruments.

T-REX 2X Long BNB Daily Target ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. Although a Reference Asset’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with the Reference Asset and may incur substantial losses. If there is a significant intra-day market event and/or the Reference Asset experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on the Exchange and incur significant losses.

T-REX 2X Long BNB Daily Target ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X Long BNB Daily Target ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in the Reference Asset (or any other digital asset) or derivatives based upon the Reference Asset (or any other digital assets) presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will gain exposure to the Reference Asset through investments in the T-REX BNB Subsidiary, which is intended to provide the Fund with exposure to the Reference Asset’s returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the T-REX BNB Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to the Reference Asset’s returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes could have adverse consequences for the Fund and its shareholders. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s SAI.

T-REX 2X Long BNB Daily Target ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
T-REX 2X Long BNB Daily Target ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) Aps exit the business or otherwise become unable to process creation and/or redemption orders and no other Aps step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

T-REX 2X Long BNB Daily Target ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

T-REX 2X Long BNB Daily Target ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

T-REX 2X Long BNB Daily Target ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares Or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

T-REX 2X Long BNB Daily Target ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X Long BNB Daily Target ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Although the Fund is new, the structure of providing long leveraged exposure to the price of BNB is not necessarily a new strategy as similar leveraged funds, such as those that primarily invest in cash settled futures contracts, currently trade on the Chicago Mercantile Exchange. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X Long BNB Daily Target ETF | New Technology [Member]
Prospectus [Line Items]
Risk [Text Block]
●	New Technology. BNB is a relatively recent technological innovation, originally launched in 2017. While it has become one of the largest cryptocurrencies by market capitalization, it remains part of a developing ecosystem with evolving features and functionality. The Binance ecosystem, including Binance Chain and BNB Smart Chain (BSC), continues to undergo upgrades, and its long-term resilience and adoption remain uncertain compared to more established blockchains such as Bitcoin and Ethereum.

T-REX 2X Long BNB Daily Target ETF | Largely Unregulated Marketplace [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Largely Unregulated Marketplace. Digital asset markets, including spot markets for BNB, remain largely unregulated and may lack investor protections comparable to those in traditional securities or commodities markets. Many exchanges where BNB trades, including Binance itself, operate across multiple jurisdictions with differing levels of regulatory oversight. These platforms may be vulnerable to manipulation, sudden closures, withdrawal restrictions, or government-mandated actions, which could disrupt trading of BNB and impact its value.

●	The closure or temporary shutdown of Binance exchanges, wallet services, or infrastructure providers due to fraud, business failure, cybersecurity incidents, or regulatory enforcement could undermine confidence in the Binance ecosystem and negatively impact the value of BNB.

T-REX 2X Long BNB Daily Target ETF | Cybersecurity [Member]
Prospectus [Line Items]
Risk [Text Block]	●Cybersecurity. BNB is subject to risks of malicious attacks targeting Binance platforms, the BNB Smart Chain, or applications built on the network. Hacks of exchanges, wallet vulnerabilities, or smart contract exploits could result in theft of BNB and erosion of confidence in its ecosystem. Binance and BNB Smart Chain have been targets of attempted exploits in the past, and future incidents could adversely affect the price and liquidity of BNB.

T-REX 2X Long BNB Daily Target ETF | BNB Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

BNB Risk: The Fund’s investments in BNB and swap agreements expose the Fund to the risks associated with an investment in BNB because the price of these derivatives is substantially based on the price of BNB. BNB is a relatively new innovation and is subject to unique and substantial risks. The market for BNB is subject to rapid price swings, changes and uncertainty.

T-REX 2X Long BNB Daily Target ETF | BNB Limited Derivatives Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

BNB Limited Derivatives Market Risks: There may be a limited market for derivatives based on the Reference Asset. Additionally, the Fund may not be able to identify sufficient counterparties to engage in swap transactions. This limited market for derivatives may negatively impact the ability of the Fund to achieve its objective.

T-REX 2X Long BNB Daily Target ETF | BNB Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

BNB Investing Risk. Cryptocurrencies, such as BNB, operate without central authority or banks and are not backed by any government. Cryptocurrencies are often referred to as a “virtual asset” or “digital asset,” and operate as decentralized, peer-to-peer financial trading platforms and value storage that can be used like money. A cryptocurrency is also not a legal tender. Investments linked to BNB can be highly volatile compared to investments in traditional securities and investors may experience sudden and large losses. The markets for BNB and BNB-related investments may become illiquid. These markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events, wars, acts of terrorism, natural disasters (including disease, epidemics and pandemics), and changes in interest rates or inflation rates. An investor should be prepared to lose the full principal value of their investment suddenly and without warning. A number of factors affect the price and market for BNB:

T-REX 2X Long BNB Daily Target ETF | Supply and Demand of BNB [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Supply and Demand of BNB. BNB has a maximum supply of 200 million tokens, with periodic “burns” (permanent destruction of tokens) conducted by Binance to reduce supply over time. While this deflationary mechanism can create scarcity, the price of BNB is still heavily influenced by demand factors, such as trading activity on Binance exchanges, network usage on BSC, and broader market sentiment. Reduced activity on Binance platforms or diminished use of BNB in DeFi, NFTs, or payments may negatively impact demand and lead to price volatility.

T-REX 2X Long BNB Daily Target ETF | Adoption and Use of BNB [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Adoption and Use of BNB. The value of BNB depends on its continued adoption within the Binance ecosystem and beyond. BNB is widely used for trading fee discounts on Binance exchanges, as collateral in decentralized finance protocols, and as “gas” to pay for transactions on BNB Smart Chain. If Binance’s prominence declines due to competition, regulation, or loss of user trust, or if developers and users migrate to other blockchain networks, adoption of BNB may slow, reducing demand and impacting its price.

T-REX 2X Long BNB Daily Target ETF | Network Development and Forks [Member]
Prospectus [Line Items]
Risk [Text Block]	●Network Development and Forks. BNB Smart Chain, like other open-source blockchain projects, is subject to protocol updates, governance disputes, or forks. Competing versions of the BNB blockchain could emerge, fragmenting adoption and liquidity. Additionally, Binance retains significant influence over BNB’s development and supply, and any decisions or disputes within Binance leadership may impact the trajectory of BNB. If promised scaling solutions or ecosystem developments are delayed or underperform, confidence in BNB could weaken.

T-REX 2X Long BNB Daily Target ETF | Risks Related to the Regulation of BNB [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Related to the Regulation of BNB. Any final determination by a court that BNB or any other digital asset is a “security” or “commodity” may adversely affect the value of BNB and the value of the Fund’s shares, and, if BNB is not, or cannot, be registered as a security, result in a potential termination of the Fund.

Depending on its characteristics, a digital asset may be considered a “security” under the federal securities laws. The test for determining whether a particular digital asset is a “security” is complex and difficult to apply, and the outcome is difficult to predict. Public, though non-binding, statements by senior officials at the SEC have indicated that the SEC did not consider Bitcoin or Ether to be securities, and does not currently consider Bitcoin to be a security. The SEC staff has also provided informal assurances via no-action letter to a handful of promoters that their digital assets are not securities. The SEC staff’s guidance regarding whether a digital asset is or is not a security is not determinative or binding and a court may come to a different conclusion.

On the other hand, the SEC has brought enforcement actions against the issuers and promoters of several digital assets on the basis that the digital assets in question are securities. More recently, the SEC has also brought enforcement actions against various digital asset trading platforms for allegedly operating unregistered securities exchanges on the basis that certain of the digital assets traded on their platforms are securities. For example, in June 2023, the SEC brought a complaint against Coinbase (the “Coinbase Complaint”) alleging violations of a variety of securities laws. In its complaints, the SEC asserted that another crypto currency is a security under the federal securities laws. In February 2025, the SEC withdrew the Coinbase Complaint.

Whether a digital asset is a security under the federal securities laws depends on whether it is included in the lists of instruments making up the definition of “security” in the Securities Act of 1933, the Securities Exchange Act of 1934 and the 1940 Act. Digital assets as such do not appear in any of these lists, although each list includes the terms “investment contract,” “note,” and “transferable shares” and the SEC has typically analyzed whether a particular digital asset is a security by reference to whether it meets the tests developed by the federal courts interpreting these terms, known as the Howey and Reves tests, respectively. For many digital assets, whether or not the Howey or Reves tests are met is difficult to resolve definitively, and substantial legal arguments can often be made both in favor of and against a particular digital asset qualifying as a security under one or both tests. Adding to the complexity, the courts, the SEC and the SEC staff have indicated that the security status of a particular instrument, such as a digital asset, can change overtime as the relevant facts evolve.

As part of determining whether BNB is a security for purposes of the federal securities laws, the Fund takes into account a number of factors, including the various definitions of “security” under the federal securities laws and federal court decisions interpreting elements of these definitions, such as the U.S. Supreme Court’s decisions in the Howey and Reves cases, as well as reports, orders, press releases, public statements and speeches by the SEC, its commissioners and its staff providing guidance on when a digital asset may be a security for purposes of the federal securities laws. Through this process, and the recent listing of CFTC regulated futures contracts, a reasonable argument exists that BNB is not a security for purposes of the Securities Act of 1933 and the Securities Exchange Act of 1934, in light of the uncertainties inherent in the Howey and Reves tests.

If an appropriate court determines that BNB is a security, the Advisor would not intend to permit the Fund to continue holding its investments in a way that would violate the federal securities laws (and therefore, if necessary, would either dissolve the Fund or potentially seek to operate the Fund in a manner that complies with the federal securities laws).

T-REX 2X Long BNB Daily Target ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X Long BNB Daily Target ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

T-REX 2X Long ADA Daily Target ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of the Reference Asset’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. A volatility rate is a statistical measure of the magnitude of fluctuations in the underlying security’s returns over a defined period. Performance is the return on the underlying security for a stated period. The more volatile, the more likely the returns may differ over time. For periods longer than a trading day, volatility in the performance of the underlying security or its rebalancing from day to day is the primary cause of any disparity between the Fund’s actual returns and the returns of the underlying security for such period. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Reference Asset during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Reference Asset’s volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Reference Asset’s volatility; b) the Reference Asset’s performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart below illustrates the impact of two principal factors – the Reference Asset’s volatility and the Reference Asset’s performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of the Reference Asset’s volatility and the Reference Asset’s performance over a one-year period. Performance shown in the chart assumes that borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of the Reference Asset.

During periods of higher the Reference Asset’s volatility, the volatility of the Reference Asset may affect the Fund’s return as much as, or more than, the return of the Reference Asset. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Reference Asset during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if the Reference Asset provided no return over a one year period during which the Reference Asset experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Reference Asset’s return is flat. For instance, if a Reference Asset’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Reference Asset and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Reference Asset. The table below is not a representation of the Fund’s actual returns or future performance, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The annualized historical daily volatility rate for ADA, which the Reference Asset are intended to replicate, for the five-year period ended December 31, 2024 was 94.82%. ADA’s annualized daily volatility rates were as follows:

2021	128.43%

2022	84.14%

2023	65.69%

2024	89.07%

Volatility for a shorter period of time may have been substantially higher.

The annualized performance for ADA, which the Reference Asset is intended to replicate, for the five-year period ended December 31, 2024 was 47.06%. Historical volatility and performance are not indications of what the Reference Asset’s volatility and performance will be in the future.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X Long ADA Daily Target ETF | Digital Assets/Cryptocurrency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Digital Assets/Cryptocurrency Risk. The performance of the Reference Asset, and consequently the Fund’s performance, is subject to the risks of the digital assets/cryptocurrency industry. The trading prices of many digital assets, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Asset, could have a material adverse effect on the value of the Fund’s shares (“Shares”) and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Asset as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of the Reference Asset. Changes in the governance of a digital asset network may not receive sufficient support from users and validators, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Cryptocurrencies, such as the Reference Asset, are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

T-REX 2X Long ADA Daily Target ETF | Reference Asset ETF Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Reference Asset ETF Investing Risk. Issuer attributes related to ETFs in which the Fund may invest may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or asset or particular type of security or asset may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. When the Fund invests in ETFs it will incur costs associated with such funds, including management fees and fees and expenses borne by shareholders of such ETFs. The value of shares in an ETF may not replicate the performance of the Reference Asset, and the Fund’s investments in ETFs will not perform exactly the same as the Fund’s exposure through derivatives. In addition, ETFs generally do not provide leveraged returns, and the Fund’s use of ETFs may therefore reduce its ability to achieve its 200% daily investment objective.

The Adviser will allocate the Fund’s investments among ETFs, swap agreements, and call options based upon factors such as counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions. The Fund will always have at least 40% of its assets in securities. The following is a summary of risk factors related to the ETFs that invest in the Reference Assets as identified by the ETFs in their registration statements – this is not purported to be a complete list of risks (references to “shares” in this section are to shares of an ETF).

T-REX 2X Long ADA Daily Target ETF | Risk Factors Related to Digital Assets [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk Factors Related to Digital Assets

●	The Reference Asset and investments linked to the Reference Asset are relatively new investments, they present unique and substantial risks, and investing in the Reference Asset has been subject to significant price volatility. The trading prices of many digital assets, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Asset, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.

●	The value of the Reference Asset has been and may continue to be deeply speculative such that trading and investing in the Reference Asset intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of the Reference Asset known as “whales” may have the ability to manipulate the price of the Reference Asset. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Asset as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. For example, a blockchain may be subject to attack by a group of miners or validators that possess more than 50% of the blockchain’s hashing power. The value of the Fund’s investments in the Reference Asset may be adversely affected by such an attack.

●	Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of the Reference Asset.

●	Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

T-REX 2X Long ADA Daily Target ETF | Risk Factors Related to the Digital Asset Platforms [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk Factors Related to the Digital Asset Platforms

●	The value of the shares relates directly to the value of the Reference Asset, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

●	Proposed changes to the Reference Asset blockchain protocol may not be adopted by a sufficient number of validators or miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork.”

●	The Reference Asset blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of the Reference Asset and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying the Reference Asset could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Reference Asset’s network or take the Trust’s Reference Asset, which would adversely affect the value of the Fund. Exposure of the Reference Asset to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of the Reference Asset blockchain, can nonetheless precipitate a significant decline in the price of the Reference Asset and an investment in the Fund.

●	As of December 31, 2024, there are over 10,000 alternative digital assets with a total market capitalization of approximately $1.33 trillion. Many consortiums and financial institutions are also researching and investing resources into private or permissioned smart contract platforms. Competition from the emergence or growth of alternative digital assets and smart contract platforms could have a negative impact on the demand for, and price of, the Reference Asset and thereby adversely affect the value of the Fund.

●	Use of the Reference Asset by consumers and institutions as a medium of exchange in commerce may be limited. Banks and other established financial institutions may refuse to process funds for Reference Asset transactions; process wire transfers to or from digital asset platforms, Reference Asset-related companies or service providers; or maintain accounts for persons or entities transacting in the Reference Asset. Processing of transactions in the Reference Asset may be slow, transaction fees may be subject to significant variability. As a result, the price of the Reference Asset may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.

T-REX 2X Long ADA Daily Target ETF | Risk Factors Related to the Regulation of the Reference Asset [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk Factors Related to the Regulation of the Reference Asset

●	There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of the Reference Asset, such as by banning, restricting, or imposing onerous conditions or prohibitions on the use of the Reference Asset, mining activity, digital wallets, the provision of services related to trading and custodying the Reference Asset, the operation of the Reference Asset network, or digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.

●	If regulators subject the Reference Asset to regulation, this could result in extraordinary expenses that could potentially be borne by the Fund.

●	The treatment of digital assets for U.S. federal, state, and local income tax purposes is uncertain.

T-REX 2X Long ADA Daily Target ETF | Subsidiary Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the T-REX ADA Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The T-REX ADA Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the T-REX ADA Subsidiary, will not have all the protections offered to investors in registered investment companies.

T-REX 2X Long ADA Daily Target ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are averse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Reference Asset will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Reference Asset, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if the Reference Asset subsequently move in the opposite direction and eliminate all or a portion of its earlier daily change. A total loss may occur in a single day even if the Reference Asset do not lose all of their value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Reference Asset and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative exchange traded product, reduce its leverage or close.

T-REX 2X Long ADA Daily Target ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund will use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-REX 2X Long ADA Daily Target ETF | Swap Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements Risk. Swap agreements are entered into primarily with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular reference asset. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses. Swaps in which the Fund invests are uncleared, non-exchange traded and are cash settled.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

T-REX 2X Long ADA Daily Target ETF | Call Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling. The Fund’s use of options does not provide 200% leveraged exposure to ADA and, as a result, if the Fund utilizes options to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X Long ADA Daily Target ETF | FLEX Options [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X Long ADA Daily Target ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of ADA, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively accentuate investment results after fees and expenses.

T-REX 2X Long ADA Daily Target ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Reference Asset that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X Long ADA Daily Target ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Reference Asset at the market close on the first trading day and the value of the Reference Asset at the time of purchase. If the Reference Asset gain value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Reference Asset decline, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of the Reference Asset.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Shares prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X Long ADA Daily Target ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Reference Asset and therefore achieve its daily leveraged investment objective. The Fund’s exposure to the Reference Asset is impacted by the Reference Asset’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Reference Asset at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Reference Asset increases on days when the Reference Asset are volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Reference Asset. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with the Reference Asset. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Reference Asset. Additionally, the Fund’s underlying investments and/or reference asset may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of the Reference Asset. Any of these factors could decrease the correlation between the performance of the Fund and the Reference Asset and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X Long ADA Daily Target ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X Long ADA Daily Target ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. The Reference Asset are not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of the Reference Asset and make no representation as to the performance of the Reference Asset. Investing in the Fund is not equivalent to investing in the Reference Asset. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Reference Asset.

T-REX 2X Long ADA Daily Target ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which the Reference Asset are assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to ADA). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

T-REX 2X Long ADA Daily Target ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X Long ADA Daily Target ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds and depositary accounts. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.

T-REX 2X Long ADA Daily Target ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Reference Asset. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Reference ETFs’ value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the Reference ETFs. Under such circumstances, the market for securities of the Reference ETFs may lack sufficient liquidity for all market participants trades. Therefore, the Fund may have more difficulty transacting in the Reference ETFs or financial instruments and the Fund’s transactions could exacerbate the price changes of the Reference Asset and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for certain securities in the Reference Asset and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of a Reference ETF and correlated derivative instruments.

T-REX 2X Long ADA Daily Target ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. Although a Reference Asset’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with the Reference Asset and may incur substantial losses. If there is a significant intra-day market event and/or the Reference Asset experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on the Exchnage and incur significant losses.

T-REX 2X Long ADA Daily Target ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X Long ADA Daily Target ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in the Reference Asset (or any other digital asset) or derivatives based upon the Reference Asset (or any other digital assets) presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will gain exposure to the Reference Asset through investments in the T-REX ADA Subsidiary, which is intended to provide the Fund with exposure to the Reference Asset’s returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the T-REX ADA Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to the Reference Asset’s returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes could have adverse consequences for the Fund and its shareholders. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s SAI.

T-REX 2X Long ADA Daily Target ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
T-REX 2X Long ADA Daily Target ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) Aps exit the business or otherwise become unable to process creation and/or redemption orders and no other Aps step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

T-REX 2X Long ADA Daily Target ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

T-REX 2X Long ADA Daily Target ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

T-REX 2X Long ADA Daily Target ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares Or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

T-REX 2X Long ADA Daily Target ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X Long ADA Daily Target ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Although the Fund is new, the structure of providing long leveraged exposure to the price of ADA is not necessarily a new strategy as similar leveraged funds, such as those that primarily invest in cash settled futures contracts, currently trade on the Chicago Mercantile Exchange. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X Long ADA Daily Target ETF | New Technology [Member]
Prospectus [Line Items]
Risk [Text Block]
●	New Technology. ADA is a relatively new technological innovation with a limited operating history. While it has been under development since 2015 and launched in 2017, it remains an evolving blockchain ecosystem. There is limited historical data regarding the long-term performance of ADA, which makes evaluating it as an investment difficult. ADA’s continued reliance on ongoing technical upgrades (such as Hydra scaling solutions and smart contract enhancements) creates additional uncertainty.

T-REX 2X Long ADA Daily Target ETF | Largely Unregulated Marketplace [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Largely Unregulated Marketplace. Digital asset markets, including spot markets for ADA, are still largely unregulated. Many exchanges where ADA trades are located outside the United States and may not be subject to the same regulatory oversight as U.S. securities exchanges. As a result, ADA may be vulnerable to manipulative trading practices, sudden shutdowns, or government-imposed restrictions. Spot markets for ADA may impose withdrawal limits or halt trading, making conversion to fiat currency difficult or impossible in certain circumstances.

●	The closure or temporary shutdown of ADA-related exchanges, wallet services, or infrastructure providers due to fraud, technical failure, cybersecurity breaches, or regulatory enforcement could undermine confidence in the Cardano ecosystem and negatively impact ADA’s price and adoption.

T-REX 2X Long ADA Daily Target ETF | Cybersecurity [Member]
Prospectus [Line Items]
Risk [Text Block]

●	Cybersecurity. ADA is subject to the risk of malicious attacks on the Cardano blockchain or its surrounding ecosystem. Exploits of smart contracts, validator nodes, or wallets could result in loss of funds, network instability, or erosion of confidence in ADA. Even though Cardano’s Ouroboros protocol is academically peer-reviewed and designed to be secure, no blockchain is immune from vulnerabilities.

T-REX 2X Long ADA Daily Target ETF | Network Development and Forks [Member]
Prospectus [Line Items]
Risk [Text Block]	●Network Development and Forks. ADA, like other open-source blockchains, is subject to disagreements within its development community that could lead to protocol changes or forks. Competing versions of the Cardano blockchain could emerge, fragmenting user adoption and liquidity. Additionally, if upgrades such as scaling improvements or governance mechanisms are delayed or fail to deliver as promised, market confidence in ADA may decline.

T-REX 2X Long ADA Daily Target ETF | ADA Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ADA Risk: The Fund’s investments in ADA and swap agreements expose the Fund to the risks associated with an investment in ADA because the price of these derivatives is substantially based on the price of ADA. ADA is a relatively new innovation and is subject to unique and substantial risks. The market for ADA is subject to rapid price swings, changes and uncertainty.

T-REX 2X Long ADA Daily Target ETF | ADA Limited Derivatives Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ADA Limited Derivatives Market Risks: There may be a limited market for derivatives based on the Reference Asset. Additionally, the Fund may not be able to identify sufficient counterparties to engage in swap transactions. This limited market for derivatives may negatively impact the ability of the Fund to achieve its objective.

T-REX 2X Long ADA Daily Target ETF | ADA Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ADA Investing Risk. Cryptocurrencies, such as ADA, operate without central authority or banks and are not backed by any government. Cryptocurrencies are often referred to as a “virtual asset” or “digital asset,” and operate as decentralized, peer-to-peer financial trading platforms and value storage that can be used like money. A cryptocurrency is also not a legal tender. Investments linked to ADA can be highly volatile compared to investments in traditional securities and investors may experience sudden and large losses. The markets for ADA and ADA-related investments may become illiquid. These markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events, wars, acts of terrorism, natural disasters (including disease, epidemics and pandemics), and changes in interest rates or inflation rates. An investor should be prepared to lose the full principal value of their investment suddenly and without warning. A number of factors affect the price and market for ADA:

T-REX 2X Long ADA Daily Target ETF | Supply and Demand of ADA [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Supply and Demand of ADA. ADA has a fixed maximum supply of 45 billion tokens, with new issuance gradually decreasing over time as rewards are distributed to validators and delegators through its proof-of-stake system (Ouroboros). While this capped supply provides some scarcity, demand dynamics remain uncertain. Shifts in staking participation, validator incentives, and user adoption can cause volatility in ADA’s price. If demand for ADA to use in staking, governance, or transaction fees decreases, the limited supply alone will not ensure stable or rising prices.

T-REX 2X Long ADA Daily Target ETF | Adoption and Use of ADA [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Adoption and Use of ADA. The value of ADA depends heavily on adoption of the Cardano blockchain as a platform for smart contracts, decentralized applications (dApps), and decentralized finance (DeFi). While ADA has promoted itself as a “third-generation blockchain” focused on scalability, interoperability, and sustainability, the adoption of its smart contract capabilities has been slower compared to competing networks such as Ethereum or Solana. If ADA fails to attract developers, projects, and users, demand for ADA may stagnate or decline.

T-REX 2X Long ADA Daily Target ETF | Risks Related to the Regulation of ADA [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Related to the Regulation of ADA. Any final determination by a court that ADA or any other digital asset is a “security” or “commodity” may adversely affect the value of ADA and the value of the Fund’s shares, and, if ADA is not, or cannot, be registered as a security, result in a potential termination of the Fund.

Depending on its characteristics, a digital asset may be considered a “security” under the federal securities laws. The test for determining whether a particular digital asset is a “security” is complex and difficult to apply, and the outcome is difficult to predict. Public, though non-binding, statements by senior officials at the SEC have indicated that the SEC did not consider Bitcoin or Ether to be securities, and does not currently consider Bitcoin to be a security. The SEC staff’s guidance regarding whether a digital asset is or is not a security is not determinative or binding and a court may come to a different conclusion.

The SEC has brought enforcement actions against the issuers and promoters of several digital assets on the basis that the digital assets in question are securities. In some enforcement contexts, ADA has been identified by regulators as a potential security, though its status remains unresolved. Such enforcement actions create uncertainty for ADA and its market participants.

Whether a digital asset is a security under the federal securities laws depends on whether it is included in the lists of instruments making up the definition of “security” in the Securities Act of 1933, the Securities Exchange Act of 1934 and the 1940 Act. Digital assets as such do not appear in any of these lists, although each list includes the terms “investment contract,” “note,” and “transferable shares” and the SEC has typically analyzed whether a particular digital asset is a security by reference to whether it meets the tests developed by the federal courts interpreting these terms, known as the Howey and Reves tests, respectively. For many digital assets, whether or not the Howey or Reves tests are met is difficult to resolve definitively, and substantial legal arguments can often be made both in favor of and against a particular digital asset qualifying as a security under one or both tests. Adding to the complexity, the courts, the SEC and the SEC staff have indicated that the security status of a particular instrument, such as a digital asset, can change over time as the relevant facts evolve.

As part of determining whether ADA is a security for purposes of the federal securities laws, the Fund takes into account a number of factors, including the various definitions of “security” under the federal securities laws and federal court decisions interpreting elements of these definitions, such as the U.S. Supreme Court’s decisions in the Howey and Reves cases, as well as reports, orders, press releases, public statements and speeches by the SEC, its commissioners and its staff providing guidance on when a digital asset may be a security for purposes of the federal securities laws.

If an appropriate court determines that ADA is a security, the Advisor would not intend to permit the Fund to continue holding its investments in a way that would violate the federal securities laws (and therefore, if necessary, would either dissolve the Fund or potentially seek to operate the Fund in a manner that complies with the federal securities laws).

T-REX 2X Long ADA Daily Target ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X Long ADA Daily Target ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

T-REX 2X Long LINK Daily Target ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of the Reference Asset’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. A volatility rate is a statistical measure of the magnitude of fluctuations in the underlying security’s returns over a defined period. Performance is the return on the underlying security for a stated period. The more volatile, the more likely the returns may differ over time. For periods longer than a trading day, volatility in the performance of the underlying security or its rebalancing from day to day is the primary cause of any disparity between the Fund’s actual returns and the returns of the underlying security for such period. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Reference Asset during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Reference Asset’s volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Reference Asset’s volatility; b) the Reference Asset’s performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart below illustrates the impact of two principal factors – the Reference Asset’s volatility and the Reference Asset’s performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of the Reference Asset’s volatility and the Reference Asset’s performance over a one-year period. Performance shown in the chart assumes that borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of the Reference Asset.

During periods of higher the Reference Asset’s volatility, the volatility of the Reference Asset may affect the Fund’s return as much as, or more than, the return of the Reference Asset. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Reference Asset during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if the Reference Asset provided no return over a one-year period during which the Reference Asset experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Reference Asset’s return is flat. For instance, if a Reference Asset’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Reference Asset and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Reference Asset. The table below is not a representation of the Fund’s actual returns or future performance, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The annualized historical daily volatility rate for LINK, which the Reference Asset are intended to replicate, for the five-year period ended December 31, 2024 was 99.59%. LINK’s annualized daily volatility rates were as follows:

2021	134.73%

2022	95.11%

2023	69.06%

2024	87.74%

Volatility for a shorter period of time may have been substantially higher.

The annualized performance for LINK, which the Reference Asset is intended to replicate, for the five-year period ended December 31, 2024 was 15.58%. Historical volatility and performance are not indications of what the Reference Asset’s volatility and performance will be in the future.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X Long LINK Daily Target ETF | Digital Assets/Cryptocurrency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Digital Assets/Cryptocurrency Risk. The performance of the Reference Asset, and consequently the Fund’s performance, is subject to the risks of the digital assets/cryptocurrency industry. The trading prices of many digital assets, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Asset, could have a material adverse effect on the value of the Fund’s shares (“Shares”) and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Asset as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of the Reference Asset. Changes in the governance of a digital asset network may not receive sufficient support from users and validators, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Cryptocurrencies, such as the Reference Asset, are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

T-REX 2X Long LINK Daily Target ETF | Reference Asset ETF Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Reference Asset ETF Investing Risk. Issuer attributes related to ETFs in which the Fund may invest may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or asset or particular type of security or asset may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. When the Fund invests in ETFs it will incur costs associated with such funds, including management fees and fees and expenses borne by shareholders of such ETFs. The value of shares in an ETF may not replicate the performance of the Reference Asset, and the Fund’s investments in ETFs will not perform exactly the same as the Fund’s exposure through derivatives. In addition, ETFs generally do not provide leveraged returns, and the Fund’s use of ETFs may therefore reduce its ability to achieve its 200% daily investment objective.

The Adviser will allocate the Fund’s investments among ETFs, swap agreements, and call options based upon factors such as counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions. The Fund will always have at least 40% of its assets in securities. The following is a summary of risk factors related to the ETFs that invest in the Reference Assets as identified by the ETFs in their registration statements – this is not purported to be a complete list of risks (references to “shares” in this section are to shares of an ETF).

T-REX 2X Long LINK Daily Target ETF | Risk Factors Related to Digital Assets [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk Factors Related to Digital Assets

●	The Reference Asset and investments linked to the Reference Asset are relatively new investments, they present unique and substantial risks, and investing in the Reference Asset has been subject to significant price volatility. The trading prices of many digital assets, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Asset, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.

●	The value of the Reference Asset has been and may continue to be deeply speculative such that trading and investing in the Reference Asset intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of the Reference Asset known as “whales” may have the ability to manipulate the price of the Reference Asset. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Asset as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. For example, a blockchain may be subject to attack by a group of miners or validators that possess more than 50% of the blockchain’s hashing power. The value of the Fund’s investments in the Reference Asset may be adversely affected by such an attack.

●	Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of the Reference Asset.

●	Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

T-REX 2X Long LINK Daily Target ETF | Risk Factors Related to the Digital Asset Platforms [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk Factors Related to the Digital Asset Platforms

●	The value of the shares relates directly to the value of the Reference Asset, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

●	Proposed changes to the Reference Asset blockchain protocol may not be adopted by a sufficient number of validators or miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork.”

●	The Reference Asset blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of the Reference Asset and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying the Reference Asset could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Reference Asset’s network or take the Trust’s Reference Asset, which would adversely affect the value of the Fund. Exposure of the Reference Asset to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of the Reference Asset blockchain, can nonetheless precipitate a significant decline in the price of the Reference Asset and an investment in the Fund.

●	As of December 31, 2024, there are over 10,000 alternative digital assets with a total market capitalization of approximately $1.33 trillion. Many consortiums and financial institutions are also researching and investing resources into private or permissioned smart contract platforms. Competition from the emergence or growth of alternative digital assets and smart contract platforms could have a negative impact on the demand for, and price of, the Reference Asset and thereby adversely affect the value of the Fund.

●	Use of the Reference Asset by consumers and institutions as a medium of exchange in commerce may be limited. Banks and other established financial institutions may refuse to process funds for Reference Asset transactions; process wire transfers to or from digital asset platforms, Reference Asset-related companies or service providers; or maintain accounts for persons or entities transacting in the Reference Asset. Processing of transactions in the Reference Asset may be slow, transaction fees may be subject to significant variability. As a result, the price of the Reference Asset may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.

T-REX 2X Long LINK Daily Target ETF | Risk Factors Related to the Regulation of the Reference Asset [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk Factors Related to the Regulation of the Reference Asset

●	There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of the Reference Asset, such as by banning, restricting, or imposing onerous conditions or prohibitions on the use of the Reference Asset, mining activity, digital wallets, the provision of services related to trading and custodying the Reference Asset, the operation of the Reference Asset network, or digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.

●	If regulators subject the Reference Asset to regulation, this could result in extraordinary expenses that could potentially be borne by the Fund.

●	The treatment of digital assets for U.S. federal, state, and local income tax purposes is uncertain.

T-REX 2X Long LINK Daily Target ETF | Subsidiary Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the T-REX LINK Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The T-REX LINK Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the T-REX LINK Subsidiary, will not have all the protections offered to investors in registered investment companies.

T-REX 2X Long LINK Daily Target ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are averse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Reference Asset will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Reference Asset, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if the Reference Asset subsequently move in the opposite direction and eliminate all or a portion of its earlier daily change. A total loss may occur in a single day even if the Reference Asset do not lose all of their value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Reference Asset and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative exchange traded product, reduce its leverage or close.

T-REX 2X Long LINK Daily Target ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund will use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-REX 2X Long LINK Daily Target ETF | Swap Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements Risk. Swap agreements are entered into primarily with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular reference asset. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses. Swaps in which the Fund invests are uncleared, non-exchange traded and are cash settled.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

T-REX 2X Long LINK Daily Target ETF | Call Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling. The Fund’s use of options does not provide 200% leveraged exposure to LINK and, as a result, if the Fund utilizes options to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X Long LINK Daily Target ETF | FLEX Options [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X Long LINK Daily Target ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of LINK, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively accentuate investment results after fees and expenses.

T-REX 2X Long LINK Daily Target ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Reference Asset that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X Long LINK Daily Target ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Reference Asset at the market close on the first trading day and the value of the Reference Asset at the time of purchase. If the Reference Asset gain value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Reference Asset decline, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of the Reference Asset.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Shares prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X Long LINK Daily Target ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Reference Asset and therefore achieve its daily leveraged investment objective. The Fund’s exposure to the Reference Asset is impacted by the Reference Asset’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Reference Asset at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Reference Asset increases on days when the Reference Asset are volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Reference Asset. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with the Reference Asset. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Reference Asset. Additionally, the Fund’s underlying investments and/or reference asset may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of the Reference Asset. Any of these factors could decrease the correlation between the performance of the Fund and the Reference Asset and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X Long LINK Daily Target ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X Long LINK Daily Target ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. The Reference Asset are not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of the Reference Asset and make no representation as to the performance of the Reference Asset. Investing in the Fund is not equivalent to investing in the Reference Asset. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Reference Asset.

T-REX 2X Long LINK Daily Target ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which the Reference Asset are assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to LINK). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

T-REX 2X Long LINK Daily Target ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X Long LINK Daily Target ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds and depositary accounts. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.

T-REX 2X Long LINK Daily Target ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Reference Asset. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Reference ETFs’ value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the Reference ETFs. Under such circumstances, the market for securities of the Reference ETFs may lack sufficient liquidity for all market participants trades. Therefore, the Fund may have more difficulty transacting in the Reference ETFs or financial instruments and the Fund’s transactions could exacerbate the price changes of the Reference Asset and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for certain securities in the Reference Asset and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of a Reference ETF and correlated derivative instruments.

T-REX 2X Long LINK Daily Target ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. Although a Reference Asset’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with the Reference Asset and may incur substantial losses. If there is a significant intra-day market event and/or the Reference Asset experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on the Exchange and incur significant losses.

T-REX 2X Long LINK Daily Target ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X Long LINK Daily Target ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in the Reference Asset (or any other digital asset) or derivatives based upon the Reference Asset (or any other digital assets) presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will gain exposure to the Reference Asset through investments in the T-REX LINK Subsidiary, which is intended to provide the Fund with exposure to the Reference Asset’s returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the T-REX LINK Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to the Reference Asset’s returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes could have adverse consequences for the Fund and its shareholders. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s SAI.

T-REX 2X Long LINK Daily Target ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
T-REX 2X Long LINK Daily Target ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) Aps exit the business or otherwise become unable to process creation and/or redemption orders and no other Aps step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

T-REX 2X Long LINK Daily Target ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

T-REX 2X Long LINK Daily Target ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

T-REX 2X Long LINK Daily Target ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares Or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

T-REX 2X Long LINK Daily Target ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X Long LINK Daily Target ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Although the Fund is new, the structure of providing long leveraged exposure to the price of LINK is not necessarily a new strategy as similar leveraged funds, such as those that primarily invest in cash settled futures contracts, currently trade on the Chicago Mercantile Exchange. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X Long LINK Daily Target ETF | New Technology [Member]
Prospectus [Line Items]
Risk [Text Block]
●	New Technology. LINK is a relatively new technological innovation with a limited operating history. There is little established performance record for evaluating its long-term price or adoption.

T-REX 2X Long LINK Daily Target ETF | Largely Unregulated Marketplace [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Largely Unregulated Marketplace. Digital asset markets, including spot markets for LINK, are relatively new and may not be subject to the same regulatory oversight as traditional securities or commodities markets. Many exchanges operate with limited transparency or investor protections, which exposes LINK to risks of manipulation, fraud, flash crashes, or operational failures. Exchange suspensions or closures could reduce confidence in LINK, impair liquidity, or adversely affect pricing.

T-REX 2X Long LINK Daily Target ETF | Cybersecurity [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cybersecurity. As a digital asset, LINK is subject to risks of theft from exchanges or wallets, protocol exploits, governance manipulation, or attacks on oracle networks. Such events could materially and adversely affect LINK’s value and liquidity.

T-REX 2X Long LINK Daily Target ETF | Forks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Forks. Like many open-source projects, the Chainlink protocol may undergo contentious upgrades or forks. Disagreements in governance or development could result in competing versions of LINK, which may introduce new risks and reduce confidence in the asset.

T-REX 2X Long LINK Daily Target ETF | LINK Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

LINK Risk: The Fund’s investments in LINK and swap agreements expose the Fund to the risks associated with an investment in LINK because the price of these derivatives is substantially based on the price of LINK. LINK is a relatively new innovation and is subject to unique and substantial risks. The market for LINK is subject to rapid price swings, changes and uncertainty.

T-REX 2X Long LINK Daily Target ETF | LINK Limited Derivatives Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

LINK Limited Derivatives Market Risks: There may be a limited market for derivatives based on the Reference Asset. Additionally, the Fund may not be able to identify sufficient counterparties to engage in swap transactions. This limited market for derivatives may negatively impact the ability of the Fund to achieve its objective.

T-REX 2X Long LINK Daily Target ETF | LINK Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

LINK Investing Risk. Cryptocurrencies, such as LINK, operate without central authority or banks and are not backed by any government. Cryptocurrencies are often referred to as “virtual assets” or “digital assets,” and function as decentralized, peer-to-peer financial trading platforms, governance mechanisms, and stores of value. LINK is not legal tender. Investments linked to LINK can be highly volatile compared to investments in traditional securities, and the Fund may experience sudden and substantial losses. The markets for LINK and LINK-related investments may also become illiquid. These markets may fluctuate widely based on numerous factors, including overall market movements, political and economic events, wars, acts of terrorism, natural disasters (including disease, epidemics, and pandemics), interest rate changes, or inflation. An investor should be prepared to lose the full principal value of their investment suddenly and without warning. A number of factors affect the price and market for LINK:

T-REX 2X Long LINK Daily Target ETF | Supply and Demand of LINK [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Supply and Demand of LINK. LINK has a maximum supply of 1 billion tokens, with circulating supply increasing as tokens are distributed to node operators, ecosystem incentives, and staking programs. LINK demand is tied directly to its utility in paying Chainlink node operators and securing decentralized oracle networks. Concentration of holdings among early stakeholders, developers, or foundations may affect liquidity and price volatility.

T-REX 2X Long LINK Daily Target ETF | Adoption and Use of LINK [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Adoption and Use of LINK. LINK’s value is closely tied to its adoption as the primary payment and incentive mechanism for Chainlink’s decentralized oracle networks. Growth in decentralized finance (DeFi), cross-chain applications, and enterprise adoption can increase demand for LINK, but usage may stagnate or contract if competitors emerge or if DeFi adoption declines. Reduced adoption may lead to illiquidity, increased volatility, and price declines.

T-REX 2X Long LINK Daily Target ETF | Risks Related to the Regulation of LINK [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Related to the Regulation of LINK. Any final determination by a court or regulator that LINK or any other digital asset is a “security” or “commodity” may adversely affect the value of LINK and the value of the Fund’s shares. If LINK is deemed a security and is not, or cannot be, registered as such, the Fund may be required to alter its operations significantly or terminate altogether.

Depending on its characteristics, a digital asset may be considered a “security” under federal securities laws. The test for determining whether a digital asset is a “security” is complex, fact-intensive, and uncertain. Public statements from regulators have clarified that Bitcoin is not currently considered a security, but the status of many other digital assets, including LINK, remains unresolved. Non-binding SEC guidance may not be determinative, and courts could reach different conclusions.

The SEC has brought enforcement actions against issuers, promoters, and trading platforms involving various digital assets on the basis that such assets were securities. These enforcement actions create uncertainty for LINK and its market participants.

Whether a digital asset qualifies as a “security” typically depends on judicial interpretations of statutory terms such as “investment contract” or “note,” analyzed under the Howey and Reves tests. For many digital assets, including LINK, the outcome of these tests is not definitively resolved, and substantial arguments can often be made both in favor of and against classification. Adding further complexity, regulators and courts have suggested that an asset’s classification may evolve over time as governance structures, decentralization, or usage patterns change.

As part of assessing whether LINK qualifies as a security, the Fund considers statutory definitions under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, relevant judicial precedent (including the U.S. Supreme Court’s Howey and Reves decisions), and regulatory reports, orders, and public statements.

If a court or regulator ultimately determines that LINK is a security, the Advisor would not intend to permit the Fund to hold or trade LINK in a manner that violates federal securities laws. In such a case, the Fund may be required to liquidate its holdings of LINK, restructure its operations, or, if compliance is not possible, dissolve.

T-REX 2X Long LINK Daily Target ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X Long LINK Daily Target ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

T-REX 2X Long SUI Daily Target ETF | Effects of Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of the Reference Asset’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. A volatility rate is a statistical measure of the magnitude of fluctuations in the underlying security’s returns over a defined period. Performance is the return on the underlying security for a stated period. The more volatile, the more likely the returns may differ over time. For periods longer than a trading day, volatility in the performance of the underlying security or its rebalancing from day to day is the primary cause of any disparity between the Fund’s actual returns and the returns of the underlying security for such period. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Reference Asset during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Reference Asset’s volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Reference Asset’s volatility; b) the Reference Asset’s performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart below illustrates the impact of two principal factors – the Reference Asset’s volatility and the Reference Asset’s performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of the Reference Asset’s volatility and the Reference Asset’s performance over a one-year period. Performance shown in the chart assumes that borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of the Reference Asset.

During periods of higher the Reference Asset’s volatility, the volatility of the Reference Asset may affect the Fund’s return as much as, or more than, the return of the Reference Asset. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Reference Asset during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if the Reference Asset provided no return over a one year period during which the Reference Asset experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Reference Asset’s return is flat. For instance, if a Reference Asset’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Reference Asset and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Reference Asset. The table below is not a representation of the Fund’s actual returns or future performance, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The annualized historical daily volatility rate for SUI, which the Reference Asset are intended to replicate, for the five-year period ended December 31, 2024 was 112.13%. SUI’s annualized daily volatility rates were as follows:

2023	87.76%

2024	124.85%

Volatility for a shorter period of time may have been substantially higher.

The annualized performance for SUI, which the Reference Asset is intended to replicate, for the five-year period ended December 31, 2024 was 123.61%. Historical volatility and performance are not indications of what the Reference Asset’s volatility and performance will be in the future.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X Long SUI Daily Target ETF | Digital Assets/Cryptocurrency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Digital Assets/Cryptocurrency Risk. The performance of the Reference Asset, and consequently the Fund’s performance, is subject to the risks of the digital assets/cryptocurrency industry. The trading prices of many digital assets, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Asset, could have a material adverse effect on the value of the Fund’s shares (“Shares”) and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Asset as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of the Reference Asset. Changes in the governance of a digital asset network may not receive sufficient support from users and validators, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Cryptocurrencies, such as the Reference Asset, are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

T-REX 2X Long SUI Daily Target ETF | Reference Asset ETF Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Reference Asset ETF Investing Risk. Issuer attributes related to ETFs in which the Fund may invest may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or asset or particular type of security or asset may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. When the Fund invests in ETFs it will incur costs associated with such funds, including management fees and fees and expenses borne by shareholders of such ETFs. The value of shares in an ETF may not replicate the performance of the Reference Asset, and the Fund’s investments in ETFs will not perform exactly the same as the Fund’s exposure through derivatives. In addition, ETFs generally do not provide leveraged returns, and the Fund’s use of ETFs may therefore reduce its ability to achieve its 200% daily investment objective.

The Adviser will allocate the Fund’s investments among ETFs, swap agreements, and call options based upon factors such as counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions. The Fund will always have at least 40% of its assets in securities. The following is a summary of risk factors related to the ETFs that invest in the Reference Assets as identified by the ETFs in their registration statements – this is not purported to be a complete list of risks (references to “shares” in this section are to shares of an ETF).

T-REX 2X Long SUI Daily Target ETF | Risk Factors Related to Digital Assets [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk Factors Related to Digital Assets

●	The Reference Asset and investments linked to the Reference Asset are relatively new investments, they present unique and substantial risks, and investing in the Reference Asset has been subject to significant price volatility. The trading prices of many digital assets, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Asset, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.

●	The value of the Reference Asset has been and may continue to be deeply speculative such that trading and investing in the Reference Asset intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of the Reference Asset known as “whales” may have the ability to manipulate the price of the Reference Asset. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Asset as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. For example, a blockchain may be subject to attack by a group of miners or validators that possess more than 50% of the blockchain’s hashing power. The value of the Fund’s investments in the Reference Asset may be adversely affected by such an attack.

●	Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of the Reference Asset.

●	Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

T-REX 2X Long SUI Daily Target ETF | Risk Factors Related to the Digital Asset Platforms [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk Factors Related to the Digital Asset Platforms

●	The value of the shares relates directly to the value of the Reference Asset, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

●	Proposed changes to the Reference Asset blockchain protocol may not be adopted by a sufficient number of validators or miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork.”

●	The Reference Asset blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of the Reference Asset and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying the Reference Asset could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Reference Asset’s network or take the Trust’s Reference Asset, which would adversely affect the value of the Fund. Exposure of the Reference Asset to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of the Reference Asset blockchain, can nonetheless precipitate a significant decline in the price of the Reference Asset and an investment in the Fund.

●	As of December 31, 2024, there are over 10,000 alternative digital assets with a total market capitalization of approximately $1.33 trillion. Many consortiums and financial institutions are also researching and investing resources into private or permissioned smart contract platforms. Competition from the emergence or growth of alternative digital assets and smart contract platforms could have a negative impact on the demand for, and price of, the Reference Asset and thereby adversely affect the value of the Fund.

●	Use of the Reference Asset by consumers and institutions as a medium of exchange in commerce may be limited. Banks and other established financial institutions may refuse to process funds for Reference Asset transactions; process wire transfers to or from digital asset platforms, Reference Asset-related companies or service providers; or maintain accounts for persons or entities transacting in the Reference Asset. Processing of transactions in the Reference Asset may be slow, transaction fees may be subject to significant variability. As a result, the price of the Reference Asset may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.

T-REX 2X Long SUI Daily Target ETF | Risk Factors Related to the Regulation of the Reference Asset [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk Factors Related to the Regulation of the Reference Asset

●	There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of the Reference Asset, such as by banning, restricting, or imposing onerous conditions or prohibitions on the use of the Reference Asset, mining activity, digital wallets, the provision of services related to trading and custodying the Reference Asset, the operation of the Reference Asset network, or digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.

●	If regulators subject the Reference Asset to regulation, this could result in extraordinary expenses that could potentially be borne by the Fund.

●	The treatment of digital assets for U.S. federal, state, and local income tax purposes is uncertain.

T-REX 2X Long SUI Daily Target ETF | Subsidiary Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the T-REX SUI Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The T-REX SUI Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the T-REX SUI Subsidiary, will not have all the protections offered to investors in registered investment companies.

T-REX 2X Long SUI Daily Target ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are averse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Reference Asset will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Reference Asset, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if the Reference Asset subsequently move in the opposite direction and eliminate all or a portion of its earlier daily change. A total loss may occur in a single day even if the Reference Asset do not lose all of their value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Reference Asset and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative exchange traded product, reduce its leverage or close.

T-REX 2X Long SUI Daily Target ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund will use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

T-REX 2X Long SUI Daily Target ETF | Swap Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements Risk. Swap agreements are entered into primarily with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular reference asset. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses. Swaps in which the Fund invests are uncleared, non-exchange traded and are cash settled.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

T-REX 2X Long SUI Daily Target ETF | Call Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, is actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling. The Fund’s use of options does not provide 200% leveraged exposure to SUI and, as a result, if the Fund utilizes options to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X Long SUI Daily Target ETF | FLEX Options [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X Long SUI Daily Target ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of SUI, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively accentuate investment results after fees and expenses.

T-REX 2X Long SUI Daily Target ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Reference Asset that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X Long SUI Daily Target ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Reference Asset at the market close on the first trading day and the value of the Reference Asset at the time of purchase. If the Reference Asset gain value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Reference Asset decline, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of the Reference Asset.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Shares prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X Long SUI Daily Target ETF | Daily Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Reference Asset and therefore achieve its daily leveraged investment objective. The Fund’s exposure to the Reference Asset is impacted by the Reference Asset’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Reference Asset at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Reference Asset increases on days when the Reference Asset are volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Reference Asset. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with the Reference Asset. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Reference Asset. Additionally, the Fund’s underlying investments and/or reference asset may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of the Reference Asset. Any of these factors could decrease the correlation between the performance of the Fund and the Reference Asset and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X Long SUI Daily Target ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X Long SUI Daily Target ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. The Reference Asset are not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of the Reference Asset and make no representation as to the performance of the Reference Asset. Investing in the Fund is not equivalent to investing in the Reference Asset. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Reference Asset.

T-REX 2X Long SUI Daily Target ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which the Reference Asset are assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to SUI). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

T-REX 2X Long SUI Daily Target ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 2X Long SUI Daily Target ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds and depositary accounts. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.

T-REX 2X Long SUI Daily Target ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Reference Asset. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Reference ETFs’ value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the Reference ETFs. Under such circumstances, the market for securities of the Reference ETFs may lack sufficient liquidity for all market participants trades. Therefore, the Fund may have more difficulty transacting in the Reference ETFs or financial instruments and the Fund’s transactions could exacerbate the price changes of the Reference Asset and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for certain securities in the Reference Asset and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of a Reference ETF and correlated derivative instruments.

T-REX 2X Long SUI Daily Target ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. Although a Reference Asset’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with the Reference Asset and may incur substantial losses. If there is a significant intra-day market event and/or the Reference Asset experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on the Exchange and incur significant losses.

T-REX 2X Long SUI Daily Target ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X Long SUI Daily Target ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in the Reference Asset (or any other digital asset) or derivatives based upon the Reference Asset (or any other digital assets) presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will gain exposure to the Reference Asset through investments in the T-REX SUI Subsidiary, which is intended to provide the Fund with exposure to the Reference Asset’s returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the T-REX SUI Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to the Reference Asset’s returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes could have adverse consequences for the Fund and its shareholders. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s SAI.

T-REX 2X Long SUI Daily Target ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
T-REX 2X Long SUI Daily Target ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) Aps exit the business or otherwise become unable to process creation and/or redemption orders and no other Aps step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

T-REX 2X Long SUI Daily Target ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

T-REX 2X Long SUI Daily Target ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

T-REX 2X Long SUI Daily Target ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares Or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

T-REX 2X Long SUI Daily Target ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X Long SUI Daily Target ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Although the Fund is new, the structure of providing long leveraged exposure to the price of SUI is not necessarily a new strategy as similar leveraged funds, such as those that primarily invest in cash settled futures contracts, currently trade on the Chicago Mercantile Exchange. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X Long SUI Daily Target ETF | New Technology [Member]
Prospectus [Line Items]
Risk [Text Block]
●	New Technology. SUI is a relatively new blockchain network, launched in 2023, with a limited operating history. Its short track record provides a limited performance history for evaluating it as an investment. While Sui introduces novel design features, including its object-centric data model and horizontal scalability approach, its long-term reliability and resilience remain unproven relative to older, more established blockchains.

T-REX 2X Long SUI Daily Target ETF | Largely Unregulated Marketplace [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Largely Unregulated Marketplace. Digital asset markets, including spot markets for SUI, remain largely unregulated and may lack investor protections found in traditional financial markets. Many exchanges where SUI is traded are based outside the United States and may not comply with regulatory standards applied to securities or commodities markets. Trading activity in SUI may therefore be vulnerable to manipulation, sudden closures, withdrawal restrictions, or government-mandated restrictions.

●	The closure or temporary shutdown of SUI-related exchanges, wallet services, or infrastructure providers due to fraud, business failure, cybersecurity incidents, or regulatory enforcement could reduce confidence in the SUI ecosystem and negatively affect its adoption and price.

T-REX 2X Long SUI Daily Target ETF | Cybersecurity [Member]
Prospectus [Line Items]
Risk [Text Block]	●Cybersecurity. SUI is subject to risks from malicious actors who may exploit flaws in its code, smart contracts, or infrastructure. Attacks on validator nodes, wallets, or decentralized applications built on SUI could lead to loss of funds or destabilization of the network. While SUI’s architecture is designed to improve scalability and resilience, its novelty may expose it to unique vulnerabilities not yet fully understood.

T-REX 2X Long SUI Daily Target ETF | Network Development and Forks [Member]
Prospectus [Line Items]
Risk [Text Block]	●Network Development and Forks. SUI, like other open-source projects, depends on its developer and validator community for continued progress. Conflicts among contributors, competing visions for its roadmap, or governance disputes may result in forks of the SUI blockchain. Such forks could divide the community, fragment liquidity, and create uncertainty for users and investors. Additionally, delays in delivering promised features or scaling improvements may undermine market confidence in SUI.

T-REX 2X Long SUI Daily Target ETF | SUI Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

SUI Risk: The Fund’s investments in SUI and swap agreements expose the Fund to the risks associated with an investment in SUI because the price of these derivatives is substantially based on the price of SUI. SUI is a relatively new innovation and is subject to unique and substantial risks. The market for SUI is subject to rapid price swings, changes and uncertainty.

T-REX 2X Long SUI Daily Target ETF | SUI Limited Derivatives Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

SUI Limited Derivatives Market Risks: There may be a limited market for derivatives based on the Reference Asset. Additionally, the Fund may not be able to identify sufficient counterparties to engage in swap transactions. This limited market for derivatives may negatively impact the ability of the Fund to achieve its objective.

T-REX 2X Long SUI Daily Target ETF | SUI Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

SUI Investing Risk. Cryptocurrencies, such as Sui, operate without central authority or banks and are not backed by any government. Cryptocurrencies are often referred to as a “virtual asset” or “digital asset,” and operate as decentralized, peer-to-peer financial trading platforms and value storage that can be used like money. A cryptocurrency is also not a legal tender. Investments linked to Sui can be highly volatile compared to investments in traditional securities and investors may experience sudden and large losses. The markets for Sui and Sui-related investments may become illiquid. These markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events, wars, acts of terrorism, natural disasters (including disease, epidemics and pandemics), and changes in interest rates or inflation rates. An investor should be prepared to lose the full principal value of their investment suddenly and without warning. A number of factors affect the price and market for Sui:

T-REX 2X Long SUI Daily Target ETF | Supply and Demand of SUI [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Supply and Demand of SUI. SUI has a capped supply of tokens, with staking rewards and network incentives distributed to validators and participants over time. The balance between token issuance, staking demand, and transaction usage creates uncertainty regarding future price dynamics. If demand for SUI tokens weakens or if staking participation declines, price volatility may increase significantly.

T-REX 2X Long SUI Daily Target ETF | Adoption and Use of SUI [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Adoption and Use of SUI. The value of SUI depends on adoption of the SUI blockchain as a platform for smart contracts, decentralized applications (dApps), gaming, non-fungible tokens (NFTs), and other use cases. While its unique architecture is designed to enable high throughput and low-latency performance, adoption is not guaranteed. If developers and users migrate to competing platforms such as Ethereum, Solana, or Cardano, demand for SUI may stagnate or fall, negatively impacting its market value.

T-REX 2X Long SUI Daily Target ETF | Risks Related to the Regulation of SUI [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Related to the Regulation of SUI. Any final determination by a court that SUI or any other digital asset is a “security” or “commodity” may adversely affect the value of SUI and the value of the Fund’s shares, and, if SUI is not, or cannot, be registered as a security, result in a potential termination of the Fund.

Depending on its characteristics, a digital asset may be considered a “security” under federal securities laws. The test for determining whether a digital asset is a “security” is complex and difficult to apply, and the outcome is uncertain. Public, though non-binding, statements by senior officials at the SEC have indicated that the SEC does not currently consider Bitcoin to be a security, but the status of many other digital assets, including SUI, remains unresolved. The SEC staff’s guidance regarding whether a digital asset is a security is not determinative or binding, and a court may reach a different conclusion.

The SEC has brought enforcement actions against issuers, promoters, and trading platforms involving digital assets under the theory that such assets were securities. Such enforcement actions create uncertainty for SUI and its market participants.

Whether a digital asset is a security under the federal securities laws depends on judicial interpretations of statutory terms such as “investment contract” and “note,” which courts analyze under the Howey and Reves tests. For many digital assets, including SUI, whether these tests are met is not definitively resolved, and substantial legal arguments may exist both in favor of and against classification. Adding to the complexity, courts and regulators have suggested that an asset’s classification may evolve over time as decentralization, governance, or usage changes.

As part of determining whether SUI is a security, the Fund considers statutory definitions under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, relevant judicial precedent (including the U.S. Supreme Court’s decisions in Howey and Reves), and reports, orders, press releases, public statements, and speeches by the SEC and its staff.

If a court or regulator ultimately determines that SUI is a security, the Advisor would not intend to permit the Fund to continue holding SUI in a way that would violate federal securities laws. If necessary, the Fund would either dissolve or seek to operate in compliance with such laws.

T-REX 2X Long SUI Daily Target ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X Long SUI Daily Target ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.